UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number              811-5850
                                                      -----------------------

                             OneAmerica Funds, Inc.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   1 American Square, Indianapolis, IN, 46282
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Daniel Schluge
                   1 American Square, Indianapolis, IN, 46282
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------

                   Date of fiscal year end: December 31, 2010
                                            -----------------

                     Date of reporting period: June 30, 2011
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

--------------------------------------------------------------------------------

                                  JUNE 30, 2011
================================================================================

[LOGO OF ONEAMERICA]         ONEAMERICA(R) FUNDS, INC.
    ONEAMERICA(R)            SEMI-ANNUAL REPORT
    FUNDS, INC.

    NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

    Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

================================================================================
                            ONEAMERICA(R) FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Directors and Officers of OneAmerica Funds, Inc.

William R. Brown, Chairman of the Board   J. Scott Davison, President
Stephen J. Helmich, Director (1)          Daniel Schluge, Treasurer
James L. Isch, Director (1)               Richard M. Ellery, Secretary and
Gilbert F. Viets, Director (1)               Chief Compliance Officer
Joseph E. DeGroff, Director               Jeffrey D. Tatum, Assistant Treasurer
                                          Stephen L. Due, Assistant Secretary
                                          Sue Uhl, Anti-Money Laundering Officer
(1) Audit Committee

[PHOTO OF J. SCOTT DAVISON]     A Message
                                From
                                The President
                                of OneAmerica Funds, Inc.

It is a pleasure to provide you with the 2011 semiannual report for OneAmerica Funds, Inc. This report includes performance, holdings and financial information for each portfolio. I hope you find this information useful as you monitor your investments.

The first half of 2011 was rather unnerving for many investors as we had to contend with slower economic growth, inflationary pressures and the heightened concern regarding Europe's sovereign debt crisis. There has also been increased focus on U.S. fiscal policy. After months of debate, Congress finally negotiated a plan which averts a default on U.S. financial obligations while also incorporating various deficit reduction measures. Despite the successful passage of the plan, Standard & Poor's (a major U.S. rating agency) stripped the U.S. of its AAA credit rating. Reasons stated for the downgrade included the small scope of the plan and the inability of our politicians to develop a unified, credible process to deal with ongoing deficit reduction issues.

All of these factors caused an increased level of uncertainty and impacted ultimate investment returns. Although the broad market benchmarks posted positive returns for the first half, returns tended to be erratic during the six months as investors moved in and out of asset classes in response to these various macroeconomic events. Based on the magnitude of the issues at hand, investors should expect elevated volatility to continue throughout the remainder of 2011 and the possibility of an increase in risk aversion.

OneAmerica Funds, Inc. is comprised of five portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multi-cap, value approach. The investment objectives of the Money Market Portfolio are to provide current income, preserve assets and maintain liquidity. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2011 has been listed below.

PORTFOLIO                                 CLASS O          ADVISOR CLASS
---------                                 -------          -------------
Value Portfolio                            5.6%                5.4%
Money Market Portfolio                     0.0%                0.0%
Investment Grade Bond Portfolio            3.1%                3.0%
Asset Director Portfolio                   4.9%                4.8%
Socially Responsive Portfolio              4.4%                4.3%

Performance numbers for the OneAmerica Funds portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us and your continued investment in OneAmerica Funds, Inc.

                                                         /s/ J. Scott Davison

                                                         J. Scott Davison
                                                         President
                                                         OneAmerica Funds, Inc.

Indianapolis, Indiana
August 6, 2011

                      (This Page Intentionally Left Blank)

                          FEES AND EXPENSES (UNAUDITED)

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2011 and held through the six-month period ended June 30, 2011.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         Beginning     Ending        Annualized
                                          Account      Account     Expense Ratio       Expenses Paid
                                           Value        Value       Based on the         During the
                                         01/01/11     06/30/11    Six-Month Period   Six-Month Period(1)
                                         ---------    ---------   ----------------   -------------------
Value - Class O
  Actual                                 $1,000.00    $1,055.70         0.59%               $3.01
  Hypothetical
    (5% return before expenses)           1,000.00     1,021.87         0.59                 2.96
Value - Advisor Class
  Actual                                  1,000.00     1,054.20         0.89                 4.54
  Hypothetical
    (5% return before expenses)           1,000.00     1,020.38         0.89                 4.46
Money Market - Class O
  Actual                                  1,000.00     1,000.00         0.14                 0.72
  Hypothetical
    (5% return before expenses)           1,000.00     1,024.08         0.14                 0.72
Money Market - Advisor Class
  Actual                                  1,000.00     1,000.00         0.14                 0.72
  Hypothetical
    (5% return before expenses)           1,000.00     1,024.08         0.14                 0.72
Investment Grade Bond - Class O
  Actual                                  1,000.00     1,031.40         0.64                 3.22
  Hypothetical
    (5% return before expenses)           1,000.00     1,021.62         0.64                 3.21
Investment Grade Bond - Advisor Class
  Actual                                  1,000.00     1,029.90         0.94                 4.73
  Hypothetical
    (5% return before expenses)           1,000.00     1,020.13         0.94                 4.71
Asset Director - Class O
  Actual                                  1,000.00     1,049.20         0.59                 3.01
  Hypothetical
    (5% return before expenses)           1,000.00     1,021.85         0.59                 2.97
Asset Director - Advisor Class
  Actual                                  1,000.00     1,047.60         0.89                 4.53
  Hypothetical
    (5% return before expenses)           1,000.00     1,020.37         0.89                 4.47
Socially Responsive - Class O
  Actual                                  1,000.00     1,044.30         0.98                 4.99
  Hypothetical
    (5% return before expenses)           1,000.00     1,019.91         0.98                 4.93
Socially Responsive - Advisor Class
  Actual                                  1,000.00     1,042.90         1.28                 6.48
  Hypothetical
    (5% return before expenses)           1,000.00     1,018.45         1.28                 6.41

(1) Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/11. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2011 (UNAUDITED)

                                                                                 PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                                                  MONEY           INVESTMENT          ASSET         SOCIALLY
                                                VALUE             MARKET          GRADE BOND         DIRECTOR      RESPONSIVE
                                            -------------     -------------     -------------     -------------   -----------
ASSETS:
 Investments in securities, at fair value   $ 277,811,301     $ 187,100,879     $ 140,749,913     $ 329,065,183   $ 5,478,516
 Cash                                              59,985            81,569            63,862            40,096        83,601
 Dividends and interest receivable                409,526               430         1,011,519         1,016,523         8,789
 Receivable for investments sold                        -                 -           887,261           776,354             -
 Due from Advisor (Note 2)                              -            71,617                 -                 -         1,558
                                            -------------     -------------     -------------     -------------   -----------
     Total assets                             278,280,812       187,254,495       142,712,555       330,898,156     5,572,464
                                            -------------     -------------     -------------     -------------   -----------
LIABILITIES:
 Payable for investments purchased                      -                 -         1,153,783         1,153,783             -
 Accrued investment advisory fees                 111,394            60,603            58,076           133,110         3,120
 Accrued distributions (12b-1) fee                  7,417             7,772             2,018            19,729           666
 Accrued expenses                                  14,615            15,900            15,107            16,474         3,764
                                            -------------     -------------     -------------     -------------   -----------
     Total liabilities                            133,426            84,275         1,228,984         1,323,096         7,550
                                            -------------     -------------     -------------     -------------   -----------
NET ASSETS                                  $ 278,147,386     $ 187,170,220     $ 141,483,571     $ 329,575,060   $ 5,564,914
                                            =============     =============     =============     =============   ===========
NET ASSETS BY CLASS OF SHARES
 Class O                                    $ 247,352,834     $ 153,950,684     $ 133,200,269     $ 247,860,888   $ 2,796,409
 Advisor Class                                 30,794,552        33,219,536         8,283,302        81,714,172     2,768,505
                                            -------------     -------------     -------------     -------------   -----------
     Total net assets                       $ 278,147,386     $ 187,170,220     $ 141,483,571     $ 329,575,060   $ 5,564,914
                                            =============     =============     =============     =============   ===========
SHARES OUTSTANDING
 Class O                                       11,497,004       153,950,600        11,412,847        13,533,177       290,745
 Advisor Class                                  1,444,625        33,219,519           713,524         4,492,925       288,320
                                            -------------     -------------     -------------     -------------   -----------
     Total shares outstanding                  12,941,629       187,170,119        12,126,371        18,026,102       579,065
                                            =============     =============     =============     =============   ===========
NET ASSET VALUE PER SHARE
 Class O                                    $       21.51     $        1.00     $       11.67     $       18.32   $      9.62
                                            =============     =============     =============     =============   ===========
 Advisor Class                              $       21.32     $        1.00     $       11.61     $       18.19   $      9.60
                                            =============     =============     =============     =============   ===========
 Investments at cost                        $ 245,421,685     $ 187,100,879     $ 135,604,619     $ 294,915,658   $ 5,170,572
                                            =============     =============     =============     =============   ===========
ANALYSIS OF NET ASSETS:
 Paid-in-capital                            $ 252,916,256     $ 187,170,118     $ 132,229,300     $ 287,668,864   $ 5,670,925
 Undistributed net investment income            1,790,357                40         2,535,950         3,083,193        20,885
 Undistributed net realized gain (loss)        (8,948,843)               62         1,573,027         4,673,478      (434,840)
 Net unrealized appreciation of investments    32,389,616                 -         5,145,294        34,149,525       307,944
                                            -------------     -------------     -------------     -------------   -----------
                                            $ 278,147,386     $ 187,170,220     $ 141,483,571     $ 329,575,060   $ 5,564,914
                                            =============     =============     =============     =============   ===========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                                 PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                                                  MONEY           INVESTMENT          ASSET         SOCIALLY
                                                VALUE             MARKET          GRADE BOND         DIRECTOR      RESPONSIVE
                                            -------------     -------------     -------------     -------------   -----------
INVESTMENT INCOME:
 Income:
  Dividends (net of foreign
   withholding taxes of $60,239,
   $0, $0, $48,551 and
   $1,130, respectively)                    $   2,653,396     $       4,171     $      26,272     $   2,166,419   $    52,595
  Interest                                          5,346           129,810         2,971,651         1,995,867            23
                                            -------------     -------------     -------------     -------------   -----------
                                                2,658,742           133,981         2,997,923         4,162,286        52,618
                                            -------------     -------------     -------------     -------------   -----------
EXPENSES:
 Investment advisory fee                          697,468           370,909           352,096           813,052        19,685
 Custodian and service agent fee                   79,084            57,889            48,546            95,896         8,830
 Distribution (12b-1) fee - Advisor Class          45,578            46,866            11,674           116,641         4,124
 Printing                                          17,471            12,056             9,057            20,372           343
 Professional fees                                 11,357             7,744             5,801            13,093           180
 Director fees                                      8,041             8,041             8,041             8,041         8,062
 Other                                             10,316            28,552            26,792            13,626         9,687
                                            -------------     -------------     -------------     -------------   -----------
 Total expenses before waived fees
  and reimbursed expenses                         869,315           532,057           462,007         1,080,721        50,911
 Waived fees and reimbursed
  expenses (Note 2)                                     -          (398,076)                -                 -       (19,163)
                                            -------------     -------------     -------------     -------------   -----------
 Net expenses                                     869,315           133,981           462,007         1,080,721        31,748
                                            -------------     -------------     -------------     -------------   -----------
   Net investment income                        1,789,427                 -         2,535,916         3,081,565        20,870
                                            -------------     -------------     -------------     -------------   -----------
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments        4,455,170                 -         1,233,614         6,385,550        15,235
 Net change in unrealized
  appreciation (depreciation)
  on investments                                8,786,584                 -           561,882         5,977,342       206,097
                                            -------------     -------------     -------------     -------------   -----------
   Net realized and unrealized gain            13,241,754                 -         1,795,496        12,362,892       221,332
                                            -------------     -------------     -------------     -------------   -----------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                            $  15,031,181     $           -     $   4,331,412     $  15,444,457   $   242,202
                                            =============     =============     =============     =============   ===========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                          PORTFOLIO
                                             -------------------------------------------------------------------
                                                           VALUE                            MONEY MARKET
                                             -------------------------------     -------------------------------
                                              SIX MONTHS                          SIX MONTHS
                                                 ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                             JUNE 30, 2011      DECEMBER 31,     JUNE 30, 2011      DECEMBER 31,
                                              (UNAUDITED)           2010          (UNAUDITED)           2010
                                             -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                      $   1,789,427     $   3,750,217     $           -     $      13,741
  Net realized gain (loss) on investments        4,455,170         2,401,428                 -               102
  Net change in unrealized appreciation
    (depreciation) on investments                8,786,584        26,363,272                 -                 -
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets
      from operations                           15,031,181        32,514,917                 -            13,843
                                             -------------     -------------     -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                              -        (3,401,906)                -           (11,639)
    Advisor Class                                        -          (332,720)                -            (2,102)
  From net realized gain
    Class O                                              -                 -                 -                 -
    Advisor Class                                        -                 -                 -                 -
                                             -------------     -------------     -------------     -------------
    Total distributions                                  -        (3,734,626)                -           (13,741)
                                             -------------     -------------     -------------     -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                      2,120,712         5,045,026        14,586,863        25,068,135
    Advisor Class                                2,558,924         6,089,808         8,149,082        13,076,609
  Reinvested distributions:
    Class O                                              -         3,401,906                 -            11,639
    Advisor Class                                        -           332,720                 -             2,102
  Cost of shares redeemed:
    Class O                                    (11,091,320)      (21,937,176)      (23,158,838)      (58,667,658)
    Advisor Class                               (2,175,692)       (3,657,535)       (8,798,669)      (12,605,751)
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) from shareholder
      transactions                              (8,587,376)      (10,725,251)       (9,221,562)      (33,114,924)
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets        6,443,805        18,055,040        (9,221,562)      (33,114,822)
    Net assets at beginning of period          271,703,581       253,648,541       196,391,782       229,506,604
                                             -------------     -------------     -------------     -------------
NET ASSETS AT END OF YEAR                    $ 278,147,386     $ 271,703,581     $ 187,170,220     $ 196,391,782
                                             =============     =============     =============     =============
  UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE END
    OF PERIOD                                $   1,790,357     $         930     $          40     $          40
                                             -------------     -------------     -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issed:
    Class O                                         99,260           263,782        14,586,863        25,068,135
    Advisor Class                                  120,391           328,563         8,149,083        13,076,608
  Reinvested distributions:
    Class O                                              -           166,466                 -            11,639
    Advisor Class                                        -            16,408                 -             2,103
  Shares redeemded:
    Class O                                       (518,422)       (1,176,582)      (23,158,838)      (58,667,658)
    Advisor Class                                 (103,284)         (198,252)       (8,798,669)      (12,605,751)
                                             -------------     -------------     -------------     -------------
Net increase (decrease)                           (402,055)         (599,615)       (9,221,561)      (33,114,924)
Shares outstanding at beginning of period       13,343,684        13,943,299       196,391,680       229,506,604
                                             -------------     -------------     -------------     -------------
Shares outstanding at end of period             12,941,629        13,343,684       187,170,119       196,391,680
                                             =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

                                                                          PORTFOLIO
                                             -------------------------------------------------------------------
                                                  INVESTMENT GRADE BOND                  ASSET DIRECTOR
                                             -------------------------------     -------------------------------
                                              SIX MONTHS                          SIX MONTHS
                                                 ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                             JUNE 30, 2011      DECEMBER 31,     JUNE 30, 2011      DECEMBER 31,
                                              (UNAUDITED)           2010          (UNAUDITED)           2010
                                             -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                      $   2,535,916     $   5,709,516     $   3,081,565     $   6,110,675
  Net realized gain (loss) on investments        1,233,614         2,217,778         6,385,550         3,258,219
  Net change in unrealized appreciation
    (depreciation) on investments                  561,882         2,014,891         5,977,342        23,389,128
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets
      from operations                            4,331,412         9,942,185        15,444,457        32,758,022
                                             -------------     -------------     -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                              -        (5,547,873)                -        (4,884,456)
    Advisor Class                                        -          (288,311)                -        (1,306,772)
  From net realized gain
    Class O                                              -        (1,822,788)                -                 -
    Advisor Class                                        -          (101,165)                -                 -
                                             -------------     -------------     -------------     -------------
    Total distributions                                  -        (7,760,137)                -        (6,191,228)
                                             -------------     -------------     -------------     -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                      4,172,912        12,131,052         4,265,675        21,313,728
    Advisor Class                                  960,262         3,822,650         7,919,444        27,207,037
  Reinvested distributions:
    Class O                                              -         7,370,661                 -         4,884,456
    Advisor Class                                        -           389,476                 -         1,306,772
  Cost of shares redeemed:
    Class O                                    (13,958,098)      (14,048,519)      (11,665,134)      (27,924,729)
    Advisor Class                                 (598,297)       (2,175,967)       (3,169,982)      (10,430,722)
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) from
      shareholder transactions                  (9,423,221)        7,489,353        (2,649,997)       16,356,542
                                             -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets       (5,091,809)        9,671,401        12,794,460        42,923,336
    Net assets at beginning of period          146,575,380       136,903,979       316,780,600       273,857,264
                                             -------------     -------------     -------------     -------------
NET ASSETS AT END OF YEAR                    $ 141,483,571     $ 146,575,380     $ 329,575,060     $ 316,780,600
                                             =============     =============     =============     =============
  UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE END
    OF PERIOD                                $   2,535,950     $          34     $   3,083,193     $       1,628
                                             -------------     -------------     -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issed:
    Class O                                        359,982         1,036,182           235,570         1,268,066
    Advisor Class                                   83,340           325,898           439,446         1,668,008
  Reinvested distributions:
    Class O                                              -           653,022                 -           279,447
    Advisor Class                                        -            34,639                 -            75,175
  Shares redeemded:
    Class O                                     (1,220,489)       (1,197,607)         (640,489)       (1,687,651)
    Advisor Class                                  (52,352)         (186,098)         (178,801)         (638,643)
                                             -------------     -------------     -------------     -------------
Net increase (decrease)                           (829,519)          666,036          (144,274)          964,402
Shares outstanding at beginning of period       12,955,890        12,289,854        18,170,376        17,205,974
                                             -------------     -------------     -------------     -------------
Shares outstanding at end of period             12,126,371        12,955,890        18,026,102        18,170,376
                                             =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                        ONEAMERICA FUNDS, INC.
       STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

                                                                         PORTFOLIO
                                                              -------------------------------
                                                                    SOCIALLY RESPONSIVE
                                                              -------------------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                                 JUNE 30,         YEAR ENDED
                                                                   2011          DECEMBER 31,
                                                               (UNAUDITED)           2010
                                                              -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                       $      20,870     $      43,688
  Net realized gain (loss) on investments                            15,235          (118,197)
  Net change in unrealized appreciation
    (depreciation) on investments                                   206,097           562,401
                                                              -------------     -------------
    Net increase (decrease) in net assets  from operations          242,202           487,892
                                                              -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                                               -           (26,714)
    Advisor Class                                                         -           (18,454)
  From net realized gain
    Class O                                                               -                 -
    Advisor Class                                                         -                 -
                                                              -------------     -------------
    Total distributions                                                   -           (45,168)
                                                              -------------     -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                                         595,559           418,476
    Advisor Class                                                   205,808           179,729
  Reinvested distributions:
    Class O                                                               -            26,714
    Advisor Class                                                         -            18,454
  Cost of shares redeemed:
    Class O                                                        (567,748)         (315,298)
    Advisor Class                                                   (60,659)         (144,213)
                                                              -------------     -------------
    Net increase (decrease) from shareholder transactions           172,960           183,862
                                                              -------------     -------------
    Net increase (decrease) in net assets                           415,162           626,586
    Net assets at beginning of period                             5,149,752         4,523,166
                                                              -------------     -------------
NET ASSETS AT END OF YEAR                                     $   5,564,914     $   5,149,752
                                                              =============     =============
  UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE END OF PERIOD               $      20,885     $          15
                                                              -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issed:
    Class O                                                          62,380            48,441
    Advisor Class                                                    21,771            21,013
  Reinvested distributions:
    Class O                                                               -             2,893
    Advisor Class                                                         -             1,999
  Shares redeemded:
    Class O                                                         (58,085)          (39,348)
    Advisor Class                                                    (6,243)          (16,510)
                                                              -------------     -------------
Net increase (decrease)                                              19,823            18,488
Shares outstanding at beginning of period                           559,242           540,754
                                                              -------------     -------------
Shares outstanding at end of period                                 579,065           559,242
                                                              =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

               Description                                     Shares             Value
-----------------------------------------------              ----------       ------------
COMMON STOCKS (91.0%)
 Aerospace & Defense (4.0%)
  General Dynamics Corp.                                       34,900         $  2,600,748
  Precision Castparts Corp.                                    51,400            8,463,010
                                                                              ------------
                                                                                11,063,758
                                                                              ------------
 Agriculture (1.0%)
  Archer-Daniels-Midland Co.                                   88,000            2,653,200
                                                                              ------------
 Apparel (4.1%)
  Columbia Sportswear Co.                                      50,600            3,208,040
  Wolverine World Wide, Inc.                                  198,100            8,270,675
                                                                              ------------
                                                                                11,478,715
                                                                              ------------
 Auto Parts and Equipment (2.4%)
  Magna International, Inc., Class A                          123,400            6,668,536
                                                                              ------------
 Banks (5.4%)
  Bank of Hawaii Corp.                                         57,300            2,665,596
  Citigroup, Inc.                                              29,189            1,215,430
  JPMorgan Chase & Co.                                         99,807            4,086,099
  Northern Trust Corp.                                         68,400            3,143,664
  U.S. Bancorp                                                151,400            3,862,214
                                                                              ------------
                                                                                14,973,003
                                                                              ------------
 Beverages (2.6%)
  Coca-Cola Co. (The)                                         108,100            7,274,049
                                                                              ------------
 Biotechnology (2.0%)
  Amgen, Inc.(1)                                               93,000            5,426,550
                                                                              ------------
 Chemicals (1.1%)
  Dow Chemical Co.                                             81,100            2,919,600
                                                                              ------------
 Commercial Services (0.6%)
  Robert Half International, Inc.                              63,800            1,724,514
                                                                              ------------
 Computers (2.8%)
  Dell, Inc.(1)                                               287,900            4,799,293
  Hewlett-Packard Co.                                          85,374            3,107,614
                                                                              ------------
                                                                                 7,906,907
                                                                              ------------
 Diversified Financial Services (2.1%)
  Federated Investors, Inc., Class B                          105,100            2,505,584
  Investment Technology Group, Inc.(1)                        244,700            3,430,694
                                                                              ------------
                                                                                 5,936,278
                                                                              ------------
 Electronics (1.6%)
  FLIR Systems, Inc.                                          134,500            4,533,995
                                                                              ------------
 Food (0.3%)
  Fresh Del Monte Produce, Inc.                                33,900              904,113
                                                                              ------------
 Healthcare Products (7.9%)
  Baxter International, Inc.                                  104,100            6,213,729
  Johnson & Johnson                                           105,500            7,017,860
  Medtronic, Inc.                                             144,900            5,582,997
  Zimmer Holdings, Inc.(1)                                     47,900            3,027,280
                                                                              ------------
                                                                                21,841,866
                                                                              ------------
 Insurance (2.0%)
  Aegon NV(1)                                                 816,185            5,550,058
                                                                              ------------
 Iron/Steel (1.8%)
  Nucor Corp.                                                 120,100            4,950,522
                                                                              ------------
 Machinery-Diversified (1.0%)
  Cummins, Inc.                                                27,800            2,877,022
                                                                              ------------
 Mining (1.1%)
  Alcoa, Inc.                                                 199,100            3,157,726
                                                                              ------------
 Miscellaneous Manufacturing (8.7%)
  Carlisle Cos., Inc.                                         122,500            6,030,675
  Crane Co.                                                   105,500            5,212,755
  General Electric Co.                                        323,300            6,097,438
  Illinois Tool Works, Inc.                                   124,200            7,016,058
                                                                              ------------
                                                                                24,356,926
                                                                              ------------
 Oil & Gas (10.5%)
  ConocoPhillips                                               99,400            7,473,886
  Exxon Mobil Corp.                                            54,300            4,418,934
  Royal Dutch Shell PLC ADR                                   102,400            7,283,712
  Tidewater, Inc.                                             136,250            7,331,612
  Valero Energy Corp.                                         102,200            2,613,254
                                                                              ------------
                                                                                29,121,398
                                                                              ------------
 Pharmaceuticals (6.1%)
  McKesson Corp.                                               86,050            7,198,082
  Merck & Co., Inc.                                           101,900            3,596,051
  Pfizer, Inc.                                                299,150            6,162,490
                                                                              ------------
                                                                                16,956,623
                                                                              ------------
 Retail (6.1%)
  Bed Bath & Beyond, Inc.(1)                                  104,600            6,105,502
  Best Buy Co., Inc.                                           97,700            3,068,757
  Home Depot, Inc.                                             86,600            3,136,652
  Kohl's Corp.                                                 93,000            4,650,930
                                                                              ------------
                                                                                16,961,841
                                                                              ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                       Description                                             Shares        Value
---------------------------------------------------------------------------------------     ----------    -----------
COMMON STOCKS (91.0%) (continued)
 Semiconductors (6.0%)
  Applied Materials, Inc.                                                                      386,700    $ 5,030,967
  Intel Corp.                                                                                  258,600      5,730,576
  Texas Instruments, Inc.                                                                      181,900      5,971,777
                                                                                                          -----------
                                                                                                           16,733,320
                                                                                                          -----------
 Software (1.3%)
  Autodesk, Inc.(1)                                                                             92,400      3,566,640
                                                                                                          -----------
 Telecommunications (3.3%)
  Cisco Systems, Inc.                                                                          211,800      3,306,198
  Nokia OYJ ADR                                                                                251,050      1,611,741
  Telefonos de Mexico, Class L ADR                                                             268,700      4,433,550
                                                                                                          -----------
                                                                                                            9,351,489
                                                                                                          -----------
 Toys/Games/Hobbies (1.4%)
  Mattel, Inc.                                                                                 138,800      3,815,612
                                                                                                          -----------
 Transportation (3.8%)
  Norfolk Southern Corp.                                                                        68,400      5,125,212
  Werner Enterprises, Inc.                                                                     213,100      5,338,155
                                                                                                          -----------
                                                                                                           10,463,367
                                                                                                          -----------

      Total common stocks (cost: $222,229,495)                                                            253,167,628
                                                                                                          -----------

                                                                  Interest     Maturity      Principal
                                                                    Rate         Date         Amount
                                                                  --------     --------      ---------
SHORT-TERM NOTES AND BONDS(2) (3.3%)
 COMMERCIAL PAPER (3.3%)
  Automobiles (0.7%)
    Toyota Motor Credit Corp.                                       0.112%    07/12/2011    $2,000,000      1,999,960
                                                                                                          -----------
  Food, Beverages (1.1%)
    Nestle Finance International Ltd.                               0.071     07/25/2011     3,000,000      2,999,880
                                                                                                          -----------
  Diversified Financial Services (0.8%)
    John Deere Capital Corp.                                        0.101     07/05/2011     2,139,000      2,138,979
                                                                                                          -----------
  Retail (0.7%)
    Wal-Mart Stores, Inc.                                           0.071     07/25/2011     2,000,000      1,999,920
                                                                                                          -----------

      Total short-term notes and bonds (cost: $9,138,676)                                                   9,138,739
                                                                                                          -----------

                                                                                               Shares
                                                                                             ---------
MONEY MARKET MUTUAL FUND (2.0%)
   BlackRock Liquidity TempFund Portfolio, 0.08%                                             5,650,000      5,650,000
                                                                                                          -----------

      Total money market mutual fund (cost: $5,650,000)                                                     5,650,000
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                       Description                                            Shares         Value
---------------------------------------------------------------------------------------     ---------     ------------
MUTUAL FUNDS (3.6%)
   iShares Russell 1000 Value Index Fund                                                       68,900     $  4,704,492
   iShares Russell Midcap Value Index Fund                                                     69,600        3,323,400
   iShares S&P SmallCap 600 Value Index Fund                                                   24,600        1,827,042
                                                                                                          ------------

     Total mutual funds (cost: 8,403,514)                                                                    9,854,934
                                                                                                          ------------
TOTAL INVESTMENTS (99.9%) (COST: $245,421,685)                                                             277,811,301

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                   336,085
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $278,147,386
                                                                                                          ============

The following abbreviation is used in the portfolio descriptions:

  ADR - American Depositary Receipt

(1) Non-Income producing securities.

(2) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2011.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                             Industry                           % of Total Net Assets
---------------------------------------------------------       ---------------------
Oil & Gas                                                                10.5%
Miscellaneous Manufacturing                                               8.7
Healthcare Products                                                       7.9
Retail                                                                    6.8
Pharmaceuticals                                                           6.1
Semiconductors                                                            6.0
Banks                                                                     5.4
Apparel                                                                   4.1
Aerospace & Defense                                                       4.0
Transportation                                                            3.8
Mutual Funds                                                              3.6
Telecommunications                                                        3.3
Diversified Financial Services                                            2.9
Computers                                                                 2.8
Beverages                                                                 2.6
Auto Parts and Equipment                                                  2.4
Biotechnology                                                             2.0
Insurance                                                                 2.0
Money Market Mutual Fund                                                  2.0
Iron/Steel                                                                1.8
Electronics                                                               1.6
Toys/Games/Hobbies                                                        1.4
Software                                                                  1.3
Chemicals                                                                 1.1
Food, Beverages                                                           1.1
Mining                                                                    1.1
Agriculture                                                               1.0
Machinery-Diversified                                                     1.0
Automobiles                                                               0.7
Commercial Services                                                       0.6
Food                                                                      0.3
                                                                        -----
                                                                         99.9
Other assets in excess of liabilities                                     0.1
                                                                        -----

NET ASSETS                                                              100.0%
                                                                        =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------   ------------   ------------
SHORT-TERM NOTES(1) (95.8%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (24.3%)
   U.S. Treasury Bill Discount Note                                       -%   07/21/2011   $ 6,000,000    $  6,000,000
   U.S. Treasury Bill Discount Note                                       -    07/28/2011     7,500,000       7,500,000
   U.S. Treasury Bill Discount Note                                   0.030    08/25/2011     8,000,000       7,999,639
   U.S. Treasury Bill Discount Note                                   0.035    09/08/2011     5,000,000       4,999,665
   U.S. Treasury Bill Discount Note                                   0.025    09/29/2011    12,000,000      11,999,250
   U.S. Treasury Bill Discount Note                                   0.086    12/15/2011     7,000,000       6,997,207
                                                                                                           ------------
      Total U.S. government & agency obligations (cost: $45,495,761)                                         45,495,761
                                                                                                           ------------
 COMMERCIAL PAPER (71.5%)
  Automobiles (4.0%)
   Toyota Motor Credit Corp.                                          0.152    08/24/2011     7,500,000       7,498,312
                                                                                                           ------------
  Chemicals (8.0%)
   BASF AG                                                            0.132    09/14/2011     7,500,000       7,497,969
   E.I. du Pont de Nemours & Co.                                      0.091    07/08/2011     7,500,000       7,499,770
                                                                                                           ------------
                                                                                                             14,997,669
                                                                                                           ------------
  Commercial Bank (12.0%)
   Bank of America Corp.                                              0.142    07/12/2011     7,500,000       7,499,679
   Citigroup Funding, Inc.                                            0.183    08/12/2011     7,500,000       7,498,425
   JPMorgan Chase & Co.                                               0.101    08/05/2011     2,000,000       1,999,805
   JPMorgan Chase & Co.                                               0.122    09/12/2011     5,500,000       5,498,662
                                                                                                           ------------
                                                                                                             22,496,571
                                                                                                           ------------
  Computers & Peripherals (4.0%)
   International Business Machines Co.                                0.061    07/19/2011     7,500,000       7,499,775
                                                                                                           ------------
  Diversified Financial Services (10.0%)
   American Honda Finance Corp.                                       0.183    09/02/2011     4,000,000       3,998,740
   General Electric Capital Corp.                                     0.061    08/10/2011     3,500,000       3,499,767
   John Deere Capital Corp.                                           0.091    07/26/2011     4,000,000       3,999,750
   John Deere Credit, Inc.                                            0.112    07/07/2011     3,550,000       3,549,935
   Paccar Financial Services Corp.                                    0.152    09/06/2011     3,522,000       3,521,017
                                                                                                           ------------
                                                                                                             18,569,209
                                                                                                           ------------
  Electric Products (4.0%)
   Emerson Electric Co.                                               0.091    07/08/2011     7,500,000       7,499,869
                                                                                                           ------------
  Food, Beverages (8.0%)
   Coca Cola Co. (The)                                                0.142    08/08/2011     7,500,000       7,498,892
   Nestle Capital Corp.                                               0.030    08/29/2011     7,500,000       7,499,631
                                                                                                           ------------
                                                                                                             14,998,523
                                                                                                           ------------
  Health Care (4.0%)
   Roche Holding, Inc.                                                0.091    08/03/2011     7,500,000       7,499,381
                                                                                                           ------------
  Household & Personal Products (2.6%)
   Procter Gamble International Fund                                  0.081    07/18/2011     4,750,000       4,749,821
                                                                                                           ------------
  Machinery (4.0%)
   Illionis Tool Works, Inc.                                          0.101    07/08/2011     7,500,000       7,499,854
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity     Principal
                        Description                                  Rate         Date         Amount          Value
-----------------------------------------------------------        ---------   ----------   -----------    ------------
SHORT-TERM NOTES(1) (95.8%) (continued)
 COMMERCIAL PAPER (71.5%) (continued)
  Manufacturing (4.0%)
    Danaher Corp.                                                     0.142%   08/15/2011    $7,500,000    $  7,498,687
                                                                                                           ------------
  Medical Products (4.0%)
    Medtronic, Inc.                                                   0.162    09/09/2011     7,500,000       7,497,667
                                                                                                           ------------
  Pharmaceuticals (1.3%)
    Pfizer, Inc.                                                      0.081    07/11/2011     2,400,000       2,399,947
                                                                                                           ------------
  Restaurants (1.6%)
    McDonald's Corp.                                                  0.080    07/26/2011     3,000,000       2,999,833
                                                                                                           ------------

       Total commercial paper (cost: $133,705,118)                                                          133,705,118
                                                                                                           ------------

       Total short-term notes (cost(2): $179,200,879)                                                       179,200,879
                                                                                                           ------------

                                                                                               Shares
                                                                                            -----------
MONEY MARKET MUTUAL FUND (4.2%)
   BlackRock Liquidity TempFund Portfolio, 0.08%                                              7,900,000       7,900,000
                                                                                                           ------------
       Total money market mutual Fund (cost: $7,900,000)                                                      7,900,000
                                                                                                           ------------
TOTAL INVESTMENTS (100.0%) (COST: $187,100,879)                                                             187,100,879

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                     69,341
                                                                                                           ------------

NET ASSETS (100.0%)                                                                                        $187,170,220
                                                                                                           ============

(1) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2011.

(2) Cost represents amortized cost.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                          Industry                             % of Total Net Assets
-----------------------------------------------                ---------------------
U.S. Government & Agency Obligations                                    24.3%
Commercial Bank                                                         12.0
Diversified Financial Services                                          10.0
Chemicals                                                                8.0
Food, Beverages                                                          8.0
Money Market Mutual Fund                                                 4.2
Automobiles                                                              4.0
Computers & Peripherals                                                  4.0
Electric Products                                                        4.0
Health Care                                                              4.0
Machinery                                                                4.0
Manufacturing                                                            4.0
Medical Products                                                         4.0
Household & Personal Products                                            2.6
Restaurants                                                              1.6
Pharmaceuticals                                                          1.3
                                                                       -----
                                                                       100.0
Other assets in excess of liabilities                                    0.0
                                                                       -----

NET ASSETS                                                             100.0%
                                                                       =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (28.8%)
   Federal Farm Credit Bank                                           2.625%   04/17/2014    $1,000,000    $  1,048,139
   Federal Home Loan Banks                                            4.875    09/08/2017     1,000,000       1,142,513
   Federal Home Loan Banks                                            2.875    09/11/2020     1,000,000         956,793
   FHLMC                                                              4.500    01/15/2015       500,000         555,178
   FHLMC                                                              3.750    03/27/2019       750,000         793,595
   FNMA                                                               4.375    07/17/2013     1,000,000       1,077,184
   FNMA                                                               2.500    05/15/2014     1,000,000       1,043,886
   U.S. Treasury Bonds                                                6.000    02/15/2026       500,000         622,344
   U.S. Treasury Bonds                                                5.375    02/15/2031       500,000         586,015
   U.S. Treasury Bonds                                                4.500    02/15/2036       500,000         516,719
   U.S. Treasury Bonds                                                4.375    02/15/2038       500,000         503,281
   U.S. Treasury Bonds                                                3.500    02/15/2039       550,000         472,313
   U.S. Treasury Bonds                                                4.500    08/15/2039       300,000         306,750
   U.S. Treasury Bonds                                                4.625    02/15/2040       500,000         521,328
   U.S. Treasury Bonds                                                4.250    11/15/2040       100,000          97,750
   U.S. Treasury Bonds                                                4.750    02/15/2041     1,000,000       1,062,969
   U.S. Treasury Bonds                                                4.375    05/15/2041       200,000         199,688
   U.S. Treasury Notes                                                0.625    06/30/2012       300,000         301,173
   U.S. Treasury Notes                                                1.500    07/15/2012     1,150,000       1,165,004
   U.S. Treasury Notes                                                0.375    08/31/2012       500,000         500,664
   U.S. Treasury Notes                                                1.375    10/15/2012       800,000         811,000
   U.S. Treasury Notes                                                0.625    02/28/2013       500,000         501,933
   U.S. Treasury Notes                                                1.375    05/15/2013     1,000,000       1,017,420
   U.S. Treasury Notes                                                0.375    06/30/2013     1,000,000         998,360
   U.S. Treasury Notes                                                0.750    08/15/2013     1,000,000       1,005,312
   U.S. Treasury Notes                                                0.750    09/15/2013       400,000         401,906
   U.S. Treasury Notes                                                0.500    10/15/2013       500,000         499,219
   U.S. Treasury Notes                                                2.250    05/31/2014     3,150,000       3,283,629
   U.S. Treasury Notes                                                2.375    08/31/2014       700,000         732,430
   U.S. Treasury Notes                                                2.125    05/31/2015     1,500,000       1,550,625
   U.S. Treasury Notes                                                1.875    06/30/2015       500,000         511,719
   U.S. Treasury Notes                                                1.750    07/31/2015       300,000         305,085
   U.S. Treasury Notes                                                1.250    08/31/2015       700,000         696,883
   U.S. Treasury Notes                                                1.250    09/30/2015       500,000         496,758
   U.S. Treasury Notes                                                1.250    10/31/2015     1,200,000       1,189,874
   U.S. Treasury Notes                                                1.375    11/30/2015       700,000         696,555
   U.S. Treasury Notes                                                2.000    01/31/2016       500,000         509,726
   U.S. Treasury Notes                                                2.625    04/30/2016     1,000,000       1,044,922
   U.S. Treasury Notes                                                1.750    05/31/2016       300,000         300,468
   U.S. Treasury Notes                                                4.875    08/15/2016     1,000,000       1,152,812
   U.S. Treasury Notes                                                3.125    10/31/2016     1,000,000       1,062,969
   U.S. Treasury Notes                                                3.125    04/30/2017     1,000,000       1,057,422
   U.S. Treasury Notes                                                2.875    03/31/2018       500,000         515,078
   U.S. Treasury Notes                                                2.750    02/15/2019     3,500,000       3,533,632
   U.S. Treasury Notes                                                3.625    08/15/2019       300,000         319,641
   U.S. Treasury Notes                                                3.500    05/15/2020       750,000         782,985
   U.S. Treasury Notes                                                2.625    08/15/2020       750,000         725,977

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (28.8%) (continued)
   U.S. Treasury Notes                                                2.625%   11/15/2020    $1,000,000    $    963,125
   U.S. Treasury Notes                                                3.125    05/15/2021       600,000         598,314
                                                                                                           ------------

     Total U.S. government & agency obligations (cost: $39,774,152)                                          40,739,065
                                                                                                           ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%)
   Banc of America Commercial Mortgage, Inc.,
    Ser. 2006-5, Cl. AAB                                              5.379    09/10/2047       900,000         951,480
   Banc of America Commercial Mortgage, Inc.,
    Ser. 2007-1, Cl. AAB                                              5.422    01/15/2049     1,000,000       1,050,717
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-PW13, Cl. A3                                            5.518    09/11/2041     1,000,000       1,042,313
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-PW14, Cl. A3                                            5.209    12/11/2038       600,000         623,505
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-T24, Cl. AAB                                            5.533    10/12/2041       550,000         584,186
   CenterPoint Energy Transition Bond Co. LLC,
    Ser. 2005-A, Cl. A2                                               4.970    08/01/2014       227,535         232,240
   CSFB Mortgage Securities Corp.,
    Ser. 2005-C5, Cl. AAB(1)                                          5.100    08/15/2038     1,067,807       1,123,288
   FHLMC CMO, Ser. 2002-2424, Cl. OG                                  6.000    03/15/2017       510,152         551,070
   FHLMC CMO, Ser. 2005-2947, Cl. VA                                  5.000    03/15/2016       436,173         464,026
   FHLMC CMO, Ser. 2009-3589, Cl. PA                                  4.500    09/15/2039       945,868       1,001,119
   FHLMC Gold Pool #A11823                                            5.000    08/01/2033        52,306          55,877
   FHLMC Gold Pool #A16641                                            5.500    12/01/2033        79,915          86,986
   FHLMC Gold Pool #A27124                                            6.000    10/01/2034        20,867          23,079
   FHLMC Gold Pool #A40159                                            5.500    11/01/2035        23,419          25,462
   FHLMC Gold Pool #A40754                                            6.500    12/01/2035       296,230         334,634
   FHLMC Gold Pool #A41968                                            5.500    01/01/2036       137,865         149,890
   FHLMC Gold Pool #A43870                                            6.500    03/01/2036       116,427         131,411
   FHLMC Gold Pool #A44969                                            6.500    04/01/2036       746,579         843,212
   FHLMC Gold Pool #A45057                                            6.500    05/01/2036        62,511          70,820
   FHLMC Gold Pool #A45624                                            5.500    06/01/2035        21,933          23,846
   FHLMC Gold Pool #A51101                                            6.000    07/01/2036        90,445          99,707
   FHLMC Gold Pool #A56247                                            6.000    01/01/2037       673,769         742,769
   FHLMC Gold Pool #A56634                                            5.000    01/01/2037       243,381         258,894
   FHLMC Gold Pool #A56829                                            5.000    01/01/2037        57,415          61,074
   FHLMC Gold Pool #A57135                                            5.500    02/01/2037       734,023         794,721
   FHLMC Gold Pool #A58278                                            5.000    03/01/2037       610,093         648,981
   FHLMC Gold Pool #A58965                                            5.500    04/01/2037       419,373         454,051
   FHLMC Gold Pool #A71576                                            6.500    01/01/2038       387,231         436,888
   FHLMC Gold Pool #A91064                                            4.500    02/01/2040       824,284         853,512
   FHLMC Gold Pool #A93990                                            4.000    09/01/2040       936,427         937,003
   FHLMC Gold Pool #B12969                                            4.500    03/01/2019        73,251          78,291
   FHLMC Gold Pool #B19462                                            5.000    07/01/2020       292,114         315,783
   FHLMC Gold Pool #C01086                                            7.500    11/01/2030        28,536          32,183
   FHLMC Gold Pool #C01271                                            6.500    12/01/2031        45,150          51,166
   FHLMC Gold Pool #C01302                                            6.500    11/01/2031        19,284          21,853

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (continued)
   FHLMC Gold Pool #C01676                                            6.000%   11/01/2033    $  868,854    $    964,213
   FHLMC Gold Pool #C03478                                            4.500    06/01/2040       818,715         846,978
   FHLMC Gold Pool #C14364                                            6.500    09/01/2028        32,541          36,877
   FHLMC Gold Pool #C14872                                            6.500    09/01/2028         2,110           2,391
   FHLMC Gold Pool #C20300                                            6.500    01/01/2029        18,212          20,639
   FHLMC Gold Pool #C28221                                            6.500    06/01/2029         7,708           8,735
   FHLMC Gold Pool #C35377                                            7.000    01/01/2030         3,067           3,555
   FHLMC Gold Pool #C41636                                            8.000    08/01/2030         5,029           5,976
   FHLMC Gold Pool #C56017                                            6.500    03/01/2031       210,419         238,454
   FHLMC Gold Pool #C61802                                            5.500    12/01/2031       162,028         176,338
   FHLMC Gold Pool #C64936                                            6.500    03/01/2032        20,527          23,262
   FHLMC Gold Pool #C68790                                            6.500    07/01/2032        96,227         109,047
   FHLMC Gold Pool #C74741                                            6.000    12/01/2032       127,856         141,889
   FHLMC Gold Pool #C79460                                            5.500    05/01/2033        59,891          65,190
   FHLMC Gold Pool #C79886                                            6.000    05/01/2033       448,990         498,268
   FHLMC Gold Pool #E00543                                            6.000    04/01/2013         5,550           5,925
   FHLMC Gold Pool #E00565                                            6.000    08/01/2013         5,107           5,499
   FHLMC Gold Pool #E00957                                            6.000    02/01/2016        15,819          16,986
   FHLMC Gold Pool #E01007                                            6.000    08/01/2016        12,777          13,756
   FHLMC Gold Pool #E01085                                            5.500    12/01/2016        23,638          25,478
   FHLMC Gold Pool #E01136                                            5.500    03/01/2017        66,928          72,222
   FHLMC Gold Pool #E01216                                            5.500    10/01/2017        65,593          70,995
   FHLMC Gold Pool #E01378                                            5.000    05/01/2018       148,845         160,011
   FHLMC Gold Pool #E02735                                            3.500    10/01/2025       924,721         943,123
   FHLMC Gold Pool #E71048                                            6.000    07/01/2013           225             245
   FHLMC Gold Pool #E72468                                            5.500    10/01/2013         1,156           1,250
   FHLMC Gold Pool #E74118                                            5.500    01/01/2014        16,538          17,885
   FHLMC Gold Pool #E77035                                            6.500    05/01/2014        13,519          14,359
   FHLMC Gold Pool #E77962                                            6.500    07/01/2014        19,273          20,470
   FHLMC Gold Pool #E78727                                            6.500    10/01/2014           680             722
   FHLMC Gold Pool #E82543                                            6.500    03/01/2016        37,983          41,668
   FHLMC Gold Pool #E85127                                            6.000    08/01/2016        14,887          16,268
   FHLMC Gold Pool #E85353                                            6.000    09/01/2016        27,140          29,657
   FHLMC Gold Pool #E89823                                            5.500    05/01/2017        70,669          76,559
   FHLMC Gold Pool #E90912                                            5.500    08/01/2017        25,996          28,163
   FHLMC Gold Pool #E91139                                            5.500    09/01/2017       168,442         182,482
   FHLMC Gold Pool #E91646                                            5.500    10/01/2017       162,287         175,814
   FHLMC Gold Pool #E92047                                            5.500    10/01/2017       112,510         121,888
   FHLMC Gold Pool #E92196                                            5.500    11/01/2017        20,229          21,915
   FHLMC Gold Pool #E95159                                            5.500    03/01/2018       118,799         128,924
   FHLMC Gold Pool #E95734                                            5.000    03/01/2018       571,973         618,094
   FHLMC Gold Pool #G01091                                            7.000    12/01/2029        20,746          24,048
   FHLMC Gold Pool #G02060                                            6.500    01/01/2036       713,075         805,743
   FHLMC Gold Pool #G08016                                            6.000    10/01/2034     1,020,093       1,128,226
   FHLMC Gold Pool #G10817                                            6.000    06/01/2013         4,982           5,434
   FHLMC Gold Pool #G11753                                            5.000    08/01/2020       233,469         252,294
   FHLMC Gold Pool #J01382                                            5.500    03/01/2021       599,010         648,190
   FHLMC Gold Pool #J05930                                            5.500    03/01/2021       299,922         324,547

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount          Value
-----------------------------------------------------------        ---------   ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (continued)
   FNMA Pool #253798                                                  6.000%   05/01/2016    $       749    $        819
   FNMA Pool #256883                                                  6.000    09/01/2037        706,207         776,984
   FNMA Pool #357269                                                  5.500    09/01/2017        458,625         498,081
   FNMA Pool #357637                                                  6.000    11/01/2034        502,759         555,503
   FNMA Pool #545929                                                  6.500    08/01/2032         69,612          79,221
   FNMA Pool #555591                                                  5.500    07/01/2033        296,350         322,707
   FNMA Pool #572020                                                  6.000    04/01/2016         17,998          19,678
   FNMA Pool #578974                                                  6.000    05/01/2016         30,012          32,759
   FNMA Pool #579170                                                  6.000    04/01/2016          4,511           4,932
   FNMA Pool #584953                                                  7.500    06/01/2031         13,260          14,043
   FNMA Pool #585097                                                  6.000    05/01/2016         42,098          46,029
   FNMA Pool #651220                                                  6.500    07/01/2032         65,817          74,901
   FNMA Pool #781776                                                  6.000    10/01/2034         99,029         109,418
   FNMA Pool #797509                                                  4.500    03/01/2035        734,733         765,493
   FNMA Pool #797536                                                  4.500    04/01/2035        642,434         669,329
   FNMA Pool #910446                                                  6.500    01/01/2037         94,965         107,658
   FNMA Pool #922224                                                  5.500    12/01/2036        586,997         638,655
   FNMA Pool #936760                                                  5.500    06/01/2037        614,766         665,986
   FNMA Pool #942956                                                  6.000    09/01/2037        621,157         683,410
   FNMA Pool #AA3263                                                  5.000    02/01/2039        899,949         961,966
   FNMA Pool #AC1607                                                  4.500    08/01/2039        850,883         881,852
   FNMA Pool #AD1662                                                  5.000    03/01/2040        902,193         964,365
   FNMA Pool #AD7078                                                  4.500    06/01/2025        494,255         524,865
   FNMA Pool #AE0949                                                  4.000    02/01/2041        996,724         998,130
   FNMA Pool #AH6920                                                  4.500    04/01/2041        997,522       1,033,594
   FNMA Pool #AI2408                                                  4.000    05/01/2026        995,507       1,038,495
   FNMA Pool #AI3402                                                  5.000    05/01/2041        998,848       1,064,559
   FNMA Pool #MA0533                                                  4.000    10/01/2040        970,256         971,625
   GNMA CMO, Ser. 2002-88, Cl. GW                                     5.500    09/20/2019      1,000,000       1,039,061
   GNMA CMO, Ser. 2004-108, Cl. B(1)                                  4.741    03/16/2030      1,000,000       1,068,160
   GNMA CMO, Ser. 2010-122, Cl. IO(1)                                 1.466    02/16/2044     14,841,339       1,022,576
   GNMA Pool #443216                                                  8.000    07/15/2027         16,291          19,333
   GNMA Pool #452827                                                  7.500    02/15/2028         13,288          15,603
   GNMA Pool #457453                                                  7.500    10/15/2027          6,448           7,562
   GNMA Pool #479743                                                  7.500    11/15/2030         18,562          21,841
   GNMA Pool #511723                                                  7.500    10/15/2030         10,999          12,943
   GNMA Pool #511778                                                  7.500    11/15/2030         66,231          77,934
   GNMA Pool #529534                                                  8.000    08/15/2030          8,647           9,353
   GNMA Pool #540356                                                  7.000    05/15/2031         52,750          61,773
   GNMA Pool #542083                                                  7.000    01/15/2031          7,626           8,930
   GNMA Pool #552466                                                  6.500    03/15/2032         65,024          74,189
   GNMA Pool #574395                                                  6.000    01/15/2032        438,319         490,735
   GNMA Pool #577653                                                  6.000    08/15/2032         37,939          42,476
   GNMA Pool #585467                                                  6.000    08/15/2032        109,874         123,013
   GNMA Pool #591025                                                  6.500    10/15/2032         61,491          70,157
   GNMA Pool #717081                                                  4.500    05/15/2039      1,550,999       1,643,413
   GNMA Pool #718832                                                  5.500    09/15/2039        703,898         778,027
   GNMA Pool #719238                                                  4.000    07/15/2040      1,716,595       1,752,089

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (continued)
   GNMA Pool #721035                                                  4.000%   12/15/2039    $  140,791    $    143,702
   GNMA Pool #728451                                                  5.000    12/15/2039       478,011         520,534
   GNMA Pool #729037                                                  5.000    02/15/2040       770,502         836,155
   GNMA Pool #737644                                                  4.500    11/15/2040       489,919         518,497
   Hertz Vehicle Financing LLC, Ser. 2011-1A,
     Cl. A2, 144A(2)                                                  3.290    03/25/2018     1,000,000         989,766
   Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                  5.325    12/15/2043       650,000         682,684
   Small Business Administration, Ser. 2006-10A, Cl. l                5.524    03/10/2016       851,081         906,513
   Small Business Administration Participation
     Certificates, Ser. 2006-20C, Cl. l                               5.570    03/01/2026       597,507         647,976
   TIAA Seasoned Commercial Mortgage Trust,
     Ser. 2007-C4, Cl. A3(1)                                          5.979    08/15/2039       350,000         382,699
                                                                                                           ------------
     Total mortgage-backed and assets-backed
       securities (cost: $50,245,983)                                                                        52,769,440
                                                                                                           ------------
 MUNICIPAL BONDS (0.9%)
   Illinois State Toll Highway Authority                              6.184    01/01/2034     1,000,000       1,035,950
   New York City Municipal Water Finance Authority                    5.724    06/15/2042       230,000         238,310
                                                                                                           ------------

     Total municipal bonds (cost: $1,281,514)                                                                 1,274,260
                                                                                                           ------------
 CORPORATE OBLIGATIONS (24.1%)
  Banks (2.9%)
   Goldman Sachs Group, Inc. (The), Sub. Notes                        5.950    01/15/2027     1,000,000         980,254
   Morgan Stanley, Sr. Unsec'd. Notes                                 5.500    07/24/2020     1,000,000       1,012,191
   PNC Preferred Funding Trust III, Jr. Sub. Notes, 144A(1,2)         8.700    03/29/2049     1,000,000       1,054,450
   Union Bank NA, Sr. Sub. Notes, MTN                                 5.950    05/11/2016     1,000,000       1,093,520
                                                                                                           ------------
                                                                                                              4,140,415
                                                                                                           ------------
  Building Materials (0.7%)
   Owens Corning, Gtd. Notes                                          7.000    12/01/2036     1,025,000       1,038,464
                                                                                                           ------------
  Chemicals (0.8%)
   Dow Chemical Co. (The), Sr. Unsec'd Notes                          7.375    03/01/2023     1,000,000       1,168,213
                                                                                                           ------------
  Commercial Services (0.6%)
   ERAC USA Finance Co., Gtd. Notes, 144A(2)                          5.600    05/01/2015       800,000         889,401
                                                                                                           ------------
  Diversified Financial Services (4.3%)
   Associates Corp. of North America, Sr. Unsec'd. Notes              6.950    11/01/2018     1,000,000       1,128,133
   Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes                      5.000    05/15/2018     1,000,000         996,581
   Fuel Trust, Sec'd. Notes, 144A(2)                                  4.207    04/15/2016     1,000,000       1,003,813
   Merrill Lynch & Co., Inc., Sub. Notes                              6.220    09/15/2026     1,000,000       1,003,891
   Textron Financial Corp., Jr. Sec'd. Notes, 144A(1,2)               6.000    02/15/2067     1,000,000         855,000
   Unison Ground Lease Funding LLC, Notes, 144A(2)                    9.522    04/15/2020     1,000,000       1,050,559
                                                                                                           ------------
                                                                                                              6,037,977
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 CORPORATE OBLIGATIONS (24.1%) (continued)
  Electric (1.4%)
   Duquesne Light Holdings, Inc., Sr. Unsec'd. Notes, 144A(2)         5.900%   12/01/2021    $1,000,000    $    991,667
   Puget Energy, Inc., Sr. Sec'd. Notes, 144A(2)                      6.000    09/01/2021     1,000,000       1,002,920
                                                                                                           ------------
                                                                                                              1,994,587
                                                                                                           ------------
  Entertainment (0.8%)
   International Game Technology, Sr. Unsec'd. Notes                  7.500    06/15/2019     1,000,000       1,143,287
                                                                                                           ------------
  Healthcare Services (0.4%)
   Quest Diagnostics, Inc., Gtd. Notes                                6.950    07/01/2037       550,000         610,628
                                                                                                           ------------
  Home Builders (0.7%)
   Lennar Corp., Gtd. Notes                                           6.950    06/01/2018     1,000,000         970,000
                                                                                                           ------------
  Insurance (0.5%)
   Willis North America, Inc., Gtd. Notes                             6.200    03/28/2017       600,000         654,203
                                                                                                           ------------
  Iron/Steel (0.7%)
   Reliance Steel & Aluminum Co., Gtd. Notes                          6.200    11/15/2016       100,000         109,745
   Reliance Steel & Aluminum Co., Gtd. Notes                          6.850    11/15/2036       900,000         894,647
                                                                                                           ------------
                                                                                                              1,004,392
                                                                                                           ------------
  Machinery-Construction & Mining (0.9%)
   Joy Global, Inc., Gtd. Notes                                       6.000    11/15/2016     1,135,000       1,278,567
                                                                                                           ------------
  Machinery-Diversified (0.8%)
   Case New Holland, Inc., Sr. Notes, 144A(2)                         7.875    12/01/2017     1,000,000       1,100,000
                                                                                                           ------------
  Media (1.4%)
   COX Communications, Inc., Unsub. Notes                             7.625    06/15/2025     1,000,000       1,230,546
   Time Warner Cable, Inc., Gtd. Notes                                6.550    05/01/2037       650,000         690,439
                                                                                                           ------------
                                                                                                              1,920,985
                                                                                                           ------------
  Miscellaneous Manufacturing (1.2%)
   Bombardier, Inc., Sr. Unsec'd. Notes, 144A(2)                      7.450    05/01/2034     1,000,000       1,035,000
   GE Capital Trust I, Sub. Notes(1)                                  6.375    11/15/2067       600,000         614,250
                                                                                                           ------------
                                                                                                              1,649,250
                                                                                                           ------------
  Oil & Gas (2.3%)
   Pioneer Natural Resources Co., Gtd. Notes                          7.200    01/15/2028       600,000         628,524
   SEACOR Holdings, Inc., Sr. Unsec'd. Notes                          5.875    10/01/2012       805,000         829,418
   Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes            7.050    05/15/2018       600,000         685,276
   Valero Energy Corp., Gtd. Notes                                    6.625    06/15/2037     1,000,000       1,042,656
                                                                                                           ------------
                                                                                                              3,185,874
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
LONG-TERM NOTES AND BONDS (91.1%) (continued)
 CORPORATE OBLIGATIONS (24.1%) (continued)
  Packaging & Containers (0.6%)
   Sealed Air Corp., Sr. Unsec'd Notes, 144A(2)                       6.875%   07/15/2033    $1,000,000    $    880,691
                                                                                                           ------------
  Pipelines (0.8%)
   Plains All American Pipeline LP/PAA Finance
     Corp., Gtd. Notes                                                6.125    01/15/2017     1,000,000       1,119,013
                                                                                                           ------------
  REITS (0.5%)
   Nationwide Health Properties, Inc., Sr. Unsec'd. Notes             6.250    02/01/2013       600,000         638,268
                                                                                                           ------------
  Shipbuilding (0.7%)
   Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(2)           6.875    03/15/2018     1,000,000       1,025,000
                                                                                                           ------------
  Telecommunications (1.1%)
   BellSouth Corp., Sr. Unsec'd. Notes                                6.550    06/15/2034       850,000         914,569
   Verizon Communications, Gtd. Notes                                 6.940    04/15/2028       600,000         688,858
                                                                                                           ------------
                                                                                                              1,603,427
                                                                                                           ------------

     Total corporate obligations (cost: $32,455,293)                                                         34,052,642
                                                                                                           ------------

     Total long-term notes and bonds (cost: $123,756,942)                                                   128,835,407
                                                                                                           ------------
SHORT-TERM NOTES AND BONDS(3) (7.3%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.4%)
    Federal Home Loan Banks                                           1.625    07/27/2011       250,000         250,275
    Federal Home Loan Banks                                           2.250    04/13/2012       500,000         507,604
    U.S. Treasury Bill Discount Note                                      -    07/21/2011     2,000,000       1,999,978
    U.S. Treasury Notes                                               1.000    07/31/2011       250,000         250,195
    U.S. Treasury Notes                                               1.375    04/15/2012     3,600,000       3,633,750
    U.S. Treasury Notes                                               0.750    05/31/2012     1,000,000       1,004,840
                                                                                                           ------------

     Total U.S. government & agency obligations (cost: $7,601,683)                                            7,646,642
                                                                                                           ------------
 COMMERCIAL PAPER (1.4%)
  Diversified Financial Services (1.4%)
   John Deere Capital Corp.                                           0.071    07/06/2011     2,000,000       1,999,960
                                                                                                           ------------

     Total commercial paper (cost: $1,999,981)                                                                1,999,960
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    ----------    ------------
SHORT-TERM NOTES AND BONDS(3) (7.3%) (continued)
 CORPORATE OBLIGATIONS (0.5%)
  Banks (0.0%)
    US Bank NA, Sub. Notes, MTN                                        6.375%  08/01/2011    $   37,000    $     37,156
                                                                                                           ------------
  Oil & Gas (0.5%)
    Southwest Gas Corp., Sr. Unsec'd. Notes                            7.625   05/15/2012       650,000         680,748
                                                                                                           ------------

       Total corporate obligations (cost: $696,013)                                                             717,904
                                                                                                           ------------

       Total short-term notes and bonds (cost: $10,297,677)                                                  10,364,506
                                                                                                           ------------

                                                                                               Shares
                                                                                             ----------
MONEY MARKET MUTUAL FUND (1.1%)
   BlackRock Liquidity TempFund Portfolio, 0.08%                                              1,550,000       1,550,000
                                                                                                           ------------

       Total money market mutual fund (cost: $1,550,000)                                                      1,550,000
                                                                                                           ------------
TOTAL INVESTMENTS (99.5%) (COST: $135,604,619)                                                              140,749,913

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                                                    733,658
                                                                                                           ------------

NET ASSETS (100.0%)                                                                                        $141,483,571
                                                                                                           ============

The following abbreviations are used in the portfolio descriptions:

    CMO - Collateralized Mortgage Obligation
    FHLMC - Federal Home Loan Mortgage Corporation
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Corporation
    LLC - Limited Liability Corporation
    LP - Limited Partnership
    MTN - Medium Term Note
    REIT - Real Estate Investment Trust

(1) Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(2) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2011.

                                                        (continued on next page)

  The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                     Industry                              % of Total Net Assets
--------------------------------------------------         ---------------------
Mortgage-Backed and Assets-Backed Securities                        37.3%
U.S. Government & Agency Obligations                                34.2
Diversified Financial Services                                       5.7
Banks                                                                2.9
Oil & Gas                                                            2.8
Electric                                                             1.4
Media                                                                1.4
Miscellaneous Manufacturing                                          1.2
Money Market Mutual Fund                                             1.1
Telecommunications                                                   1.1
Machinery-Construction & Mining                                      0.9
Municipal Bonds                                                      0.9
Chemicals                                                            0.8
Entertainment                                                        0.8
Machinery-Diversified                                                0.8
Pipelines                                                            0.8
Building Materials                                                   0.7
Home Builders                                                        0.7
Iron/Steel                                                           0.7
Shipbuilding                                                         0.7
Commercial Services                                                  0.6
Packaging & Containers                                               0.6
Insurance                                                            0.5
REITS                                                                0.5
Healthcare-Services                                                  0.4
                                                                   -----
                                                                    99.5
Other assets in excess of liabilities                                0.5
                                                                   -----

NET ASSETS                                                         100.0%
                                                                   =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                        Description                                                  Shares          Value
-----------------------------------------------------------                       ----------     ------------
COMMON STOCKS (61.0%)
 Aerospace & Defense (2.6%)
  General Dynamics Corp.                                                              27,900     $  2,079,108
  Precision Castparts Corp.                                                           40,200        6,618,930
                                                                                                 ------------
                                                                                                    8,698,038
                                                                                                 ------------
 Agriculture (0.7%)
  Archer-Daniels-Midland Co.                                                          71,100        2,143,665
                                                                                                 ------------
 Apparel (2.7%)
  Columbia Sportswear Co.                                                             40,100        2,542,340
  Wolverine World Wide, Inc.                                                         155,250        6,481,687
                                                                                                 ------------
                                                                                                    9,024,027
                                                                                                 ------------
 Auto Parts and Equipment (1.6%)
  Magna International, Inc., Class A                                                  97,800        5,285,112
                                                                                                 ------------
 Banks (3.6%)
  Bank of Hawaii Corp.                                                                45,600        2,121,312
  Citigroup, Inc.                                                                     23,252          968,213
  JPMorgan Chase & Co.                                                                79,640        3,260,462
  Northern Trust Corp.                                                                53,400        2,454,264
  U.S. Bancorp                                                                       119,800        3,056,098
                                                                                                 ------------
                                                                                                   11,860,349
                                                                                                 ------------
 Beverages (1.8%)
  Coca-Cola Co. (The)                                                                 85,500        5,753,295
                                                                                                 ------------
 Biotechnology (1.3%)
  Amgen, Inc.(1)                                                                      74,400        4,341,240
                                                                                                 ------------
 Chemicals (0.7%)
  Dow Chemical Co.                                                                    67,100        2,415,600
                                                                                                 ------------
 Commercial Services (0.4%)
  Robert Half International, Inc.                                                     50,600        1,367,718
                                                                                                 ------------
 Computers (1.8%)
  Dell, Inc.(1)                                                                      213,600        3,560,712
  Hewlett-Packard Co.                                                                 68,167        2,481,279
                                                                                                 ------------
                                                                                                    6,041,991
                                                                                                 ------------
 Diversified Financial Services (1.5%)
  Federated Investors, Inc., Class B                                                  87,400        2,083,616
  Investment Technology Group, Inc.(1)                                               193,300        2,710,066
                                                                                                 ------------
                                                                                                    4,793,682
                                                                                                 ------------
 Electronics (1.1%)
  FLIR Systems, Inc.                                                                 110,500        3,724,955
                                                                                                 ------------
 Food (0.2%)
  Fresh Del Monte Produce, Inc.                                                       26,900          717,423
                                                                                                 ------------
 Healthcare Products (5.3%)
  Baxter International, Inc.                                                          82,100        4,900,549
  Johnson & Johnson                                                                   84,400        5,614,288
  Medtronic, Inc.                                                                    119,200        4,592,776
  Zimmer Holdings, Inc.(1)                                                            38,200        2,414,240
                                                                                                 ------------
                                                                                                   17,521,853
                                                                                                 ------------
 Insurance (1.4%)
   Aegon NV(1)                                                                       653,186        4,441,665
                                                                                                 ------------
 Iron/Steel (1.2%)
   Nucor Corp.                                                                        94,400        3,891,168
                                                                                                 ------------
 Machinery-Diversified (0.7%)
  Cummins, Inc.                                                                       22,000        2,276,780
                                                                                                 ------------
 Mining (0.7%)
  Alcoa, Inc.                                                                        151,300        2,399,618
                                                                                                 ------------
 Miscellaneous Manufacturing (5.9%)
  Carlisle Cos., Inc.                                                                 98,200        4,834,386
  Crane Co.                                                                           83,200        4,110,912
  General Electric Co.                                                               256,900        4,845,134
  Illinois Tool Works, Inc.                                                           98,900        5,586,861
                                                                                                 ------------
                                                                                                   19,377,293
                                                                                                 ------------
 Oil & Gas (7.1%)
  ConocoPhillips                                                                      79,300        5,962,567
  Exxon Mobil Corp.                                                                   45,100        3,670,238
  Royal Dutch Shell PLC ADR                                                           81,050        5,765,086
  Tidewater, Inc.                                                                    108,750        5,851,838
  Valero Energy Corp.                                                                 78,400        2,004,688
                                                                                                 ------------
                                                                                                   23,254,417
                                                                                                 ------------
 Pharmaceuticals (4.1%)
  McKesson Corp.                                                                      67,900        5,679,835
  Merck & Co., Inc.                                                                   81,700        2,883,193
  Pfizer, Inc.                                                                       243,300        5,011,980
                                                                                                 ------------
                                                                                                   13,575,008
                                                                                                 ------------

                                                        (continued on next page)

  The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                        Description                                                  Shares          Value
-----------------------------------------------------------                        ----------    ------------
COMMON STOCKS (61.0%) (continued)
 Retail (4.1%)
  Bed Bath & Beyond, Inc.(1)                                                           82,600    $  4,821,362
  Best Buy Co., Inc.                                                                   79,900       2,509,659
  Home Depot, Inc.                                                                     69,100       2,502,802
  Kohl's Corp.                                                                         73,600       3,680,736
                                                                                                 ------------
                                                                                                   13,514,559
                                                                                                 ------------
 Semiconductors (4.0%)
  Applied Materials, Inc.                                                             307,900       4,005,779
  Intel Corp.                                                                         205,600       4,556,096
  Texas Instruments, Inc.                                                             144,000       4,727,520
                                                                                                 ------------
                                                                                                   13,289,395
                                                                                                 ------------
 Software (0.8%)
  Autodesk, Inc.(1)                                                                    72,400       2,794,640
                                                                                                 ------------
 Telecommunications (2.3%)
  Cisco Systems, Inc.                                                                 165,600       2,585,016
  Nokia OYJ ADR                                                                       208,400       1,337,928
  Telefonos de Mexico, Class L ADR                                                    215,400       3,554,100
                                                                                                 ------------
                                                                                                    7,477,044
                                                                                                 ------------
 Toys/Games/Hobbies (0.9%)
  Mattel, Inc.                                                                        111,100       3,054,139
                                                                                                 ------------
 Transportation (2.5%)
  Norfolk Southern Corp.                                                               55,000       4,121,150
  Werner Enterprises, Inc.                                                            157,500       3,945,375
                                                                                                 ------------
                                                                                                    8,066,525
                                                                                                 ------------

     Total common stocks (cost: $173,811,082)                                                     201,101,199
                                                                                                 ------------

                                                       Interest     Maturity       Principal
                                                         Rate         Date           Amount
                                                       --------     ----------     -----------
LONG-TERM NOTES AND BONDS (28.2%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.6%)
    Federal Farm Credit Bank                             2.625%     04/17/2014     $1,000,000       1,048,139
    Federal Home Loan Banks                              2.500      06/13/2014      1,000,000       1,045,584
    Federal Home Loan Banks                              4.875      09/08/2017        500,000         571,257
    FHLMC                                                3.750      03/27/2019        750,000         793,595
    FNMA                                                 4.000      04/15/2013        380,000         403,904
    FNMA                                                 1.300      03/17/2014      1,000,000       1,009,702

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.6%) (continued)
    U.S. Treasury Bonds                                               6.000%   02/15/2026    $   400,000   $    497,875
    U.S. Treasury Bonds                                               5.375    02/15/2031        325,000        380,910
    U.S. Treasury Bonds                                               4.500    02/15/2036        250,000        258,359
    U.S. Treasury Bonds                                               3.500    02/15/2039        600,000        515,250
    U.S. Treasury Bonds                                               4.250    05/15/2039        300,000        294,281
    U.S. Treasury Bonds                                               4.375    11/15/2039        550,000        550,258
    U.S. Treasury Bonds                                               3.875    08/15/2040        100,000         91,563
    U.S. Treasury Notes                                               1.750    08/15/2012        400,000        406,688
    U.S. Treasury Notes                                               0.375    08/31/2012        600,000        600,797
    U.S. Treasury Notes                                               0.375    10/31/2012        300,000        300,293
    U.S. Treasury Notes                                               1.125    12/15/2012        775,000        783,749
    U.S. Treasury Notes                                               3.625    05/15/2013      1,200,000      1,271,156
    U.S. Treasury Notes                                               0.500    11/15/2013        750,000        748,184
    U.S. Treasury Notes                                               4.000    02/15/2014        250,000        271,562
    U.S. Treasury Notes                                               2.250    05/31/2014      1,825,000      1,902,420
    U.S. Treasury Notes                                               2.625    07/31/2014        675,000        711,545
    U.S. Treasury Notes                                               2.125    11/30/2014      1,200,000      1,244,626
    U.S. Treasury Notes                                               2.500    03/31/2015        800,000        839,248
    U.S. Treasury Notes                                               1.875    06/30/2015        700,000        716,407
    U.S. Treasury Notes                                               1.750    07/31/2015        500,000        508,475
    U.S. Treasury Notes                                               1.250    08/31/2015      1,000,000        995,547
    U.S. Treasury Notes                                               2.000    01/31/2016        500,000        509,726
    U.S. Treasury Notes                                               2.125    02/29/2016        500,000        511,875
    U.S. Treasury Notes                                               3.250    07/31/2016        125,000        134,033
    U.S. Treasury Notes                                               2.750    11/30/2016      1,200,000      1,251,094
    U.S. Treasury Notes                                               4.625    02/15/2017        500,000        570,508
    U.S. Treasury Notes                                               3.125    04/30/2017        250,000        264,355
    U.S. Treasury Notes                                               1.875    10/31/2017        500,000        487,930
    U.S. Treasury Notes                                               2.750    02/15/2019      1,000,000      1,009,609
    U.S. Treasury Notes                                               3.125    05/15/2019        750,000        774,375
    U.S. Treasury Notes                                               3.375    11/15/2019        600,000        625,500
    U.S. Treasury Notes                                               2.625    08/15/2020        250,000        241,992
                                                                                                           ------------

     Total U.S. government & agency obligations (cost: $24,395,366)                                          25,142,371
                                                                                                           ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.9%)
   Banc of America Commercial Mortgage, Inc.,
    Ser. 2006-5, Cl. AAB                                              5.379    09/10/2047        500,000        528,600
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-PW13, Cl. A3                                            5.518    09/11/2041        705,000        734,831
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-PW14, Cl. A3                                            5.209    12/11/2038        400,000        415,670
   Bear Stearns Commercial Mortgage Securities,
    Ser. 2006-T24, Cl. AAB                                            5.533    10/12/2041        450,000        477,970
   CenterPoint Energy Transition Bond Co. LLC,
    Ser. 2005-A, Cl. A2                                               4.970    08/01/2014        151,690        154,827
   CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)           5.100    08/15/2038        711,871        748,859

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.9%) (continued)
   Federal Home Loan Banks                                            4.625%   06/12/2015    $ 1,000,000   $  1,114,261
   FHLMC CMO, Ser. 2002-2424, Cl. OG                                  6.000    03/15/2017        170,051        183,690
   FHLMC CMO, Ser. 2005-2947, Cl. VA                                  5.000    03/15/2016        249,242        265,158
   FHLMC CMO, Ser. 2009-3589, Cl. PA                                  4.500    09/15/2039        945,868      1,001,119
   FHLMC Gold Pool #A11823                                            5.000    08/01/2033        237,830        254,067
   FHLMC Gold Pool #A14499                                            6.000    10/01/2033         73,474         81,538
   FHLMC Gold Pool #A16641                                            5.500    12/01/2033        239,746        260,957
   FHLMC Gold Pool #A42106                                            6.500    01/01/2036        253,576        287,520
   FHLMC Gold Pool #A42908                                            6.000    02/01/2036         80,060         88,259
   FHLMC Gold Pool #A45057                                            6.500    05/01/2036        180,953        205,006
   FHLMC Gold Pool #A51101                                            6.000    07/01/2036        119,094        131,290
   FHLMC Gold Pool #A56247                                            6.000    01/01/2037        404,261        445,661
   FHLMC Gold Pool #A58278                                            5.000    03/01/2037        315,262        335,357
   FHLMC Gold Pool #A58965                                            5.500    04/01/2037        419,373        454,051
   FHLMC Gold Pool #A71576                                            6.500    01/01/2038        190,726        215,184
   FHLMC Gold Pool #A91064                                            4.500    02/01/2040      1,648,568      1,707,024
   FHLMC Gold Pool #B12969                                            4.500    03/01/2019        219,751        234,872
   FHLMC Gold Pool #B19462                                            5.000    07/01/2020        146,057        157,892
   FHLMC Gold Pool #C01086                                            7.500    11/01/2030          6,204          6,996
   FHLMC Gold Pool #C01271                                            6.500    12/01/2031         18,813         21,319
   FHLMC Gold Pool #C01302                                            6.500    11/01/2031         11,344         12,855
   FHLMC Gold Pool #C01676                                            6.000    11/01/2033         56,694         62,916
   FHLMC Gold Pool #C03478                                            4.500    06/01/2040      1,637,431      1,693,957
   FHLMC Gold Pool #C14872                                            6.500    09/01/2028          7,897          8,949
   FHLMC Gold Pool #C20853                                            6.000    01/01/2029        208,845        231,766
   FHLMC Gold Pool #C56017                                            6.500    03/01/2031        168,386        190,822
   FHLMC Gold Pool #C61802                                            5.500    12/01/2031         38,500         41,900
   FHLMC Gold Pool #C65255                                            6.500    03/01/2032         14,886         16,870
   FHLMC Gold Pool #C67071                                            6.500    05/01/2032         13,050         14,789
   FHLMC Gold Pool #C68790                                            6.500    07/01/2032         32,076         36,349
   FHLMC Gold Pool #C74741                                            6.000    12/01/2032         37,605         41,732
   FHLMC Gold Pool #C79886                                            6.000    05/01/2033        130,352        144,659
   FHLMC Gold Pool #E00543                                            6.000    04/01/2013          3,733          3,985
   FHLMC Gold Pool #E00878                                            6.500    07/01/2015          7,165          7,668
   FHLMC Gold Pool #E01007                                            6.000    08/01/2016         12,777         13,756
   FHLMC Gold Pool #E02735                                            3.500    10/01/2025        924,721        943,123
   FHLMC Gold Pool #E77962                                            6.500    07/01/2014          7,227          7,676
   FHLMC Gold Pool #E85127                                            6.000    08/01/2016          8,507          9,296
   FHLMC Gold Pool #E85353                                            6.000    09/01/2016         27,140         29,657
   FHLMC Gold Pool #E95159                                            5.500    03/01/2018         44,550         48,347
   FHLMC Gold Pool #E95734                                            5.000    03/01/2018        223,209        241,208
   FHLMC Gold Pool #G01477                                            6.000    12/01/2032        228,386        253,480
   FHLMC Gold Pool #G01727                                            6.000    08/01/2034        581,045        644,817
   FHLMC Gold Pool #G02060                                            6.500    01/01/2036        427,845        483,446
   FHLMC Gold Pool #G08016                                            6.000    10/01/2034        510,047        564,113
   FHLMC Gold Pool #G08087                                            6.000    10/01/2035        130,917        144,549
   FHLMC Gold Pool #G11753                                            5.000    08/01/2020        233,469        252,294
   FHLMC Gold Pool #G18376                                            4.000    01/01/2026        481,464        502,179

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.9%) (continued)
   FHLMC Gold Pool #J05930                                            5.500%   03/01/2021    $   149,961   $    162,273
   FNMA Pool #357269                                                  5.500    09/01/2017        104,233        113,201
   FNMA Pool #357637                                                  6.000    11/01/2034         92,669        102,391
   FNMA Pool #545929                                                  6.500    08/01/2032         32,486         36,970
   FNMA Pool #555591                                                  5.500    07/01/2033         86,037         93,689
   FNMA Pool #574922                                                  6.000    04/01/2016          1,832          2,003
   FNMA Pool #579170                                                  6.000    04/01/2016          6,328          6,919
   FNMA Pool #584953                                                  7.500    06/01/2031          5,894          6,242
   FNMA Pool #651220                                                  6.500    07/01/2032         13,163         14,980
   FNMA Pool #725793                                                  5.500    09/01/2019        472,720        514,275
   FNMA Pool #910446                                                  6.500    01/01/2037         49,052         55,608
   FNMA Pool #914468                                                  5.500    04/01/2037        686,375        743,561
   FNMA Pool #915258                                                  5.500    04/01/2037        755,183        818,102
   FNMA Pool #922224                                                  5.500    12/01/2036        451,536        491,273
   FNMA Pool #936760                                                  5.500    06/01/2037        614,766        665,986
   FNMA Pool #942956                                                  6.000    09/01/2037        310,578        341,705
   FNMA Pool #945882                                                  6.000    08/01/2037        549,075        604,105
   FNMA Pool #AA3263                                                  5.000    02/01/2039        899,949        961,966
   FNMA Pool #AC8326                                                  5.000    07/01/2040        975,807      1,038,782
   FNMA Pool #AD1662                                                  5.000    03/01/2040        902,193        964,365
   FNMA Pool #AD7078                                                  4.500    06/01/2025        494,255        524,865
   FNMA Pool #AE0949                                                  4.000    02/01/2041        996,724        998,130
   FNMA Pool #AE2575                                                  4.000    09/01/2040        937,919        939,243
   FNMA Pool #AH9170                                                  4.500    05/01/2041        997,561      1,033,635
   GNMA CMO, Ser. 2004-108, Cl. B(2)                                  4.741    03/16/2030      1,000,000      1,068,160
   GNMA CMO, Ser. 2010-122, Cl. IO(2)                                 1.466    02/16/2044     14,841,339      1,022,576
   GNMA CMO, Ser. 2010-22, Cl. AD                                     3.633    10/16/2039      1,000,000      1,042,538
   GNMA Pool #424578                                                  6.500    04/15/2026         65,468         74,776
   GNMA Pool #431962                                                  6.500    05/15/2026          7,585          8,664
   GNMA Pool #436741                                                  7.500    01/15/2027         14,041         16,466
   GNMA Pool #443216                                                  8.000    07/15/2027          8,522         10,113
   GNMA Pool #479743                                                  7.500    11/15/2030         18,562         21,841
   GNMA Pool #511778                                                  7.500    11/15/2030         25,917         30,496
   GNMA Pool #542083                                                  7.000    01/15/2031         38,127         44,649
   GNMA Pool #552466                                                  6.500    03/15/2032         30,345         34,622
   GNMA Pool #555179                                                  7.000    12/15/2031         15,833         18,542
   GNMA Pool #574395                                                  6.000    01/15/2032         42,973         48,112
   GNMA Pool #690843                                                  5.000    05/15/2038        465,471        505,133
   GNMA Pool #718832                                                  5.500    09/15/2039        561,014        620,096
   GNMA Pool #727811                                                  4.500    07/15/2040        978,364      1,034,518
   GNMA Pool #729037                                                  5.000    02/15/2040        770,502        836,155
   GNMA Pool #737644                                                  4.500    11/15/2040        489,919        518,497
   GNMA Pool #739222                                                  4.000    07/15/2040        466,165        475,804
   GNMA Pool #741125                                                  4.000    07/15/2040        121,774        124,292
   GNMA Pool #741872                                                  4.000    05/15/2040        384,702        392,657
   Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(3)         3.290    03/25/2018      1,000,000        989,766
   Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                  5.325    12/15/2043        350,000        367,599
   Small Business Administration, Ser. 2006-10A, Cl. l                5.524    03/10/2016        425,541        453,256

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.9%) (continued)
   Small Business Administration Participation Certificates,
     Ser. 2006-20C, Cl. l                                             5.570%   03/01/2026    $   298,754   $    323,988
   TIAA Seasoned Commercial Mortgage Trust,
     Ser. 2007-C4, Cl. A3(2)                                          5.979    08/15/2039        650,000        710,726
                                                                                                           ------------
     Total mortgage-backed and assets-backed
       securities (cost: $37,537,496)                                                                        39,187,447
                                                                                                           ------------
 MUNICIPAL BONDS (0.2%)
   Maryland State Transportation Authority                            5.754    07/01/2041        500,000        531,570
   New York City Municipal Water Finance Authority                    5.724    06/15/2042        100,000        103,613
                                                                                                           ------------

     Total municipal bonds (cost: $620,224)                                                                     635,183
                                                                                                           ------------
 CORPORATE OBLIGATIONS (8.5%)
  Banks (1.2%)
   Citigroup, Inc., Sr. Unsec'd. Notes                                4.750    05/19/2015          80,000        84,605
   Goldman Sachs Group, Inc. (The), Sub. Notes                        5.950    01/15/2027       1,000,000       980,254
   JPMorgan Chase & Co., Sr. Unsec'd. Notes                           5.500    10/15/2040       1,000,000       994,288
   Morgan Stanley, Sr. Unsec'd. Notes, MTN                            5.625    09/23/2019         500,000       513,075
   Morgan Stanley, Sr. Unsec'd. Notes, MTN                            6.250    08/09/2026         375,000       394,846
   Union Bank NA, Sr. Sub. Notes, MTN                                 5.950    05/11/2016       1,000,000     1,093,520
                                                                                                           ------------
                                                                                                              4,060,588
                                                                                                           ------------
  Building Materials (0.3%)
   Owens Corning, Gtd. Notes                                          7.000    12/01/2036       1,000,000     1,013,136
                                                                                                           ------------
  Commercial Services (0.1%)
   ERAC USA Finance Co., Gtd. Notes, 144A(3)                          5.600    05/01/2015         200,000       222,350
                                                                                                           ------------
  Diversified Financial Services (1.8%)
   Associates Corp. of North America, Sr. Unsec'd. Notes              6.950    11/01/2018       1,000,000     1,128,133
   Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes                      5.000    05/15/2018       1,000,000       996,581
   Fuel Trust, Sec'd. Notes, 144A(3)                                  4.207    04/15/2016       1,000,000     1,003,813
   Merrill Lynch & Co., Inc., Sub. Notes                              6.220    09/15/2026       1,000,000     1,003,891
   Textron Financial Corp., Jr. Sec'd. Notes, 144A(2,3)               6.000    02/15/2067       1,000,000       855,000
   Unison Ground Lease Funding LLC, Notes, 144A(3)                    9.522    04/15/2020       1,000,000     1,050,559
                                                                                                           ------------
                                                                                                              6,037,977
                                                                                                           ------------
  Electric (0.6%)
   Duquesne Light Holdings, Inc., Sr. Unsec'd. Notes, 144A(3)         5.900    12/01/2021       1,000,000       991,667
   Puget Energy, Inc., Sr. Sec'd. Notes, 144A(3)                      6.000    09/01/2021       1,000,000     1,002,920
                                                                                                           ------------
                                                                                                              1,994,587
                                                                                                           ------------
  Entertainment (0.4%)
   International Game Technology, Sr. Unsec'd. Notes                  7.500    06/15/2019       1,000,000     1,143,287
                                                                                                           ------------
  Healthcare Products (0.1%)
   Hospira, Inc., Sr. Unsec'd. Notes                                  5.900    06/15/2014         300,000       333,195
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 CORPORATE OBLIGATIONS (8.5%) (continued)
  Healthcare-Services (0.2%)
   Quest Diagnostics, Inc., Gtd. Notes                                6.950%   07/01/2037    $   450,000   $    499,604
                                                                                                           ------------
  Home Builders (0.3%)
   Lennar Corp., Gtd. Notes                                           6.950    06/01/2018      1,000,000        970,000
                                                                                                           ------------
  Insurance (0.2%)
   Willis North America, Inc., Gtd. Notes                             6.200    03/28/2017        500,000        545,170
                                                                                                           ------------
  Iron/Steel (0.3%)
   Reliance Steel & Aluminum Co., Gtd. Notes                          6.200    11/15/2016        400,000        438,980
   Reliance Steel & Aluminum Co., Gtd. Notes                          6.850    11/15/2036        600,000        596,431
                                                                                                           ------------
                                                                                                              1,035,411
                                                                                                           ------------
  Machinery-Diversified (0.3%)
   Case New Holland, Inc., Sr. Notes, 144A(3)                         7.875    12/01/2017      1,000,000      1,100,000
                                                                                                           ------------
  Media (0.4%)
   COX Communications, Inc., Unsub. Notes                             7.625    06/15/2025        443,000        545,132
   Time Warner Cable, Inc., Gtd. Notes                                6.550    05/01/2037        600,000        637,328
                                                                                                           ------------
                                                                                                              1,182,460
                                                                                                           ------------
  Miscellaneous Manufacturing (0.4%)
   Bombardier, Inc., Sr. Unsec'd. Notes, 144A(3)                      7.450    05/01/2034      1,000,000      1,035,000
   GE Capital Trust I, Sub. Notes(2)                                  6.375    11/15/2067        400,000        409,500
                                                                                                           ------------
                                                                                                              1,444,500
                                                                                                           ------------
  Oil & Gas (0.6%)
   Pioneer Natural Resources Co., Gtd. Notes                          7.200    01/15/2028        400,000        419,016
   SEACOR Holdings, Inc., Sr. Unsec'd. Notes                          5.875    10/01/2012        400,000        412,133
   Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes            7.050    05/15/2018        250,000        285,532
   Valero Energy Corp., Gtd. Notes                                    6.625    06/15/2037      1,000,000      1,042,656
                                                                                                           ------------
                                                                                                              2,159,337
                                                                                                           ------------
  Packaging & Containers (0.3%)
   Sealed Air Corp., Sr. Unsec'd Notes, 144A(3)                       6.875    07/15/2033      1,000,000        880,691
                                                                                                           ------------
  Pipelines (0.3%)
   Plains All American Pipeline LP/PAA Finance Corp.,
    Gtd. Notes                                                        6.125    01/15/2017      1,000,000      1,119,013
                                                                                                           ------------
  REITS (0.1%)
   Nationwide Health Properties, Inc., Sr. Unsec'd. Notes             6.250    02/01/2013        400,000        425,512
                                                                                                           ------------
  Shipbuilding (0.3%)
   Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(3)           6.875    03/15/2018        900,000        922,500
                                                                                                           ------------
  Telecommunications (0.3%)
   BellSouth Corp., Sr. Unsec'd. Notes                                6.550    06/15/2034        400,000        430,385

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                                                                   Interest     Maturity      Principal
                        Description                                  Rate         Date          Amount         Value
-----------------------------------------------------------        ---------   ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (28.2%) (continued)
 CORPORATE OBLIGATIONS (8.5%) (continued)
   Verizon Communications, Gtd. Notes                                 6.940%   04/15/2028    $   350,000   $    401,834
                                                                                                           ------------
                                                                                                                832,219
                                                                                                           ------------

    Total corporate obligations (cost: $27,072,802)                                                          27,921,537
                                                                                                           ------------

    Total long-term notes and bonds (cost: $89,625,888)                                                      92,886,538
                                                                                                           ------------
SHORT-TERM NOTES AND BONDS(4) (4.3%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.0%)
   Federal Home Loan Banks                                            1.625    07/27/2011        250,000        250,275
   U.S. Treasury Bill Discount Note                                       -    07/21/2011      6,000,000      5,999,934
   U.S. Treasury Notes                                                1.000    07/31/2011        550,000        550,430
   U.S. Treasury Notes                                                0.750    11/30/2011        700,000        701,886
   U.S. Treasury Notes                                                1.000    03/31/2012        700,000        704,291
   U.S. Treasury Notes                                                1.875    06/15/2012      1,675,000      1,701,237
                                                                                                           ------------

    Total U.S. government & agency obligations (cost: $9,876,921)                                             9,908,053
                                                                                                           ------------
 COMMERCIAL PAPER (1.2%)
  Food, Beverages (0.6%)
   Nestle Finance International Ltd.                                  0.071    07/15/2011      2,000,000      1,999,960
                                                                                                           ------------
  Household & Personal Products (0.6%)
   Procter Gamble International Fund                                  0.081    07/06/2011      2,000,000      1,999,980
                                                                                                           ------------

    Total commercial paper (cost: $3,999,923)                                                                 3,999,940
                                                                                                           ------------
 CORPORATE OBLIGATIONS (0.1%)
  Banks (0.0%)
   US Bank NA, Sub. Notes, MTN                                        6.375    08/01/2011          7,000          7,029
                                                                                                           ------------
  Oil & Gas (0.1%)
   Southwest Gas Corp., Sr. Unsec'd. Notes                            7.625    05/15/2012        350,000        366,557
                                                                                                           ------------

    Total corporate obligations (cost: $361,827)                                                                373,586
                                                                                                           ------------

    Total short-term notes and bonds (cost: $14,238,671)                                                     14,281,579
                                                                                                           ------------

                                                                                                Shares
                                                                                             -----------
 MONEY MARKET MUTUAL FUND (1.5%)
   BlackRock Liquidity TempFund Portfolio, 0.08%                                               5,050,000      5,050,000
                                                                                                           ------------

    Total money market mutual fund (cost: $5,050,000)                                                         5,050,000
                                                                                                           ------------


                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                          Description                                             Shares             Value
-----------------------------------------------------------                     ----------       ------------
MUTUAL FUNDS (4.8%)
   iShares Russell Midcap Growth Index Fund                                         59,200       $  3,660,336
   iShares S&P 500 Growth Index Fund                                                47,800          3,321,144
   iShares S&P Midcap 400 Growth Index Fund                                         27,000          2,995,650
   iShares S&P Smallcap 600 Growth Index Fund                                       10,700            860,601
   Vanguard Growth Index Fund                                                      159,200          4,908,136
                                                                                                 ------------

     Total mutual funds (cost: $12,190,017)                                                        15,745,867
                                                                                                 ------------

TOTAL INVESTMENTS (99.8%) (COST: $294,915,658)                                                    329,065,183

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                          509,877
                                                                                                 ------------
NET ASSETS (100.0%)                                                                              $329,575,060
                                                                                                 ============

The following abbreviations are used in the portfolio descriptions:

    ADR - American Depositary Receipt
    CMO - Collateralized Mortgage Obligation
    FHLMC - Federal Home Loan Mortgage Corporation
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Corporation
    LLC - Limited Liability Corporation
    LP - Limited Partnership
    MTN - Medium Term Note
    REIT - Real Estate Investment Trust

(1) Non-Income producing securities.

(2) Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(3) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2011.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                     Industry                             % of Total Net Assets
---------------------------------------------------       ---------------------
Mortgage-Backed and Assets-Backed Securities                     11.9%
U.S. Government & Agency Obligations                             10.6
Oil & Gas                                                         7.8
Miscellaneous Manufacturing                                       6.3
Healthcare Products                                               5.4
Banks                                                             4.8
Mutual Funds                                                      4.8
Pharmaceuticals                                                   4.1
Retail                                                            4.1
Semiconductors                                                    4.0
Diversified Financial Services                                    3.3
Apparel                                                           2.7
Aerospace & Defense                                               2.6
Telecommunications                                                2.6
Transportation                                                    2.5
Beverages                                                         1.8
Computers                                                         1.8
Auto Parts and Equipment                                          1.6
Insurance                                                         1.6
Iron/Steel                                                        1.5
Money Market Mutual Fund                                          1.5
Biotechnology                                                     1.3
Electronics                                                       1.1
Machinery-Diversified                                             1.0
Toys/Games/Hobbies                                                0.9
Software                                                          0.8
Agriculture                                                       0.7
Chemicals                                                         0.7
Mining                                                            0.7
Electric                                                          0.6
Food, Beverages                                                   0.6
Household & Personal Products                                     0.6
Commercial Services                                               0.5
Entertainment                                                     0.4
Media                                                             0.4
Building Materials                                                0.3
Home Builders                                                     0.3

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                     Industry                             % of Total Net Assets
---------------------------------------------------       ---------------------
Packaging & Containers                                            0.3%
Pipelines                                                         0.3
Shipbuilding                                                      0.3
Food                                                              0.2
Healthcare-Services                                               0.2
Municipal Bonds                                                   0.2
REITS                                                             0.1
                                                                -----
                                                                 99.8
Other assets in excess of liabilities                             0.2
                                                                -----

NET ASSETS                                                      100.0%
                                                                =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                        Description                                           Shares                Value
-----------------------------------------------------------                 ----------          -------------
COMMON STOCKS (95.7%)
 Aerospace & Defense (3.9%)
  General Dynamics Corp.                                                           950          $      70,794
  Precision Castparts Corp.                                                        900                148,185
                                                                                                -------------
                                                                                                      218,979
                                                                                                -------------
 Agriculture (1.6%)
  Archer-Daniels-Midland Co.                                                     3,000                 90,450
                                                                                                -------------
 Apparel (3.8%)
  Columbia Sportswear Co.                                                        1,200                 76,080
  Wolverine World Wide, Inc.                                                     3,300                137,775
                                                                                                -------------
                                                                                                      213,855
                                                                                                -------------
 Banks (7.3%)
  Bank of Hawaii Corp.                                                           1,900                 88,388
  JPMorgan Chase & Co.                                                           2,650                108,491
  Northern Trust Corp.                                                           2,100                 96,516
  U.S. Bancorp                                                                   4,400                112,244
                                                                                                -------------
                                                                                                      405,639
                                                                                                -------------
 Beverages (3.0%)
  Coca-Cola Co. (The)                                                            2,500                168,225
                                                                                                -------------
 Biotechnology (2.4%)
  Amgen, Inc.(1)                                                                 2,300                134,205
                                                                                                -------------
 Chemicals (1.9%)
  Dow Chemical Co.                                                               2,900                104,400
                                                                                                -------------
 Commercial Services (0.6%)
  Robert Half International, Inc.                                                1,300                 35,139
                                                                                                -------------
 Computers (3.3%)
  Dell, Inc.(1)                                                                  6,000                100,020
  Hewlett-Packard Co.                                                            2,300                 83,720
                                                                                                -------------
                                                                                                      183,740
                                                                                                -------------
 Diversified Financial Services (2.4%)
  Federated Investors, Inc., Class B                                             2,796                 66,657
  Investment Technology Group, Inc.(1)                                           4,700                 65,894
                                                                                                -------------
                                                                                                      132,551
                                                                                                -------------
 Electronics (2.2%)
  FLIR Systems, Inc.                                                             3,700                124,727
                                                                                                -------------
 Food (1.8%)
  Fresh Del Monte Produce, Inc.                                                  3,800                101,346
                                                                                                -------------
 Healthcare Products (7.6%)
  Baxter International, Inc.                                                     2,600                155,194
  Medtronic, Inc.                                                                4,000                154,120
  Zimmer Holdings, Inc.(1)                                                       1,800                113,760
                                                                                                -------------
                                                                                                      423,074
                                                                                                -------------
 Insurance (1.9%)
  Aegon NV(1)                                                                   15,177                103,204
                                                                                                -------------
 Iron/Steel (2.2%)
  Nucor Corp.                                                                    2,900                119,538
                                                                                                -------------
 Machinery-Diversified (1.3%)
  Cummins, Inc.                                                                    700                 72,443
                                                                                                -------------
 Mining (1.1%)
  Alcoa, Inc.                                                                    4,000                 63,440
                                                                                                -------------
 Miscellaneous Manufacturing (9.6%)
  Carlisle Cos., Inc.                                                            2,750                135,383
  Crane Co.                                                                      2,600                128,466
  General Electric Co.                                                           6,300                118,818
  Illinois Tool Works, Inc.                                                      2,650                149,698
                                                                                                -------------
                                                                                                      532,365
                                                                                                -------------
 Oil & Gas (10.5%)
  ConocoPhillips                                                                 2,000                150,380
  Exxon Mobil Corp.                                                              1,800                146,484
  Royal Dutch Shell PLC ADR                                                      2,000                142,260
  Tidewater, Inc.                                                                2,400                129,144
  Valero Energy Corp.                                                              700                 17,899
                                                                                                -------------
                                                                                                      586,167
                                                                                                -------------
 Pharmaceuticals (2.9%)
  McKesson Corp.                                                                 1,900                158,935
                                                                                                -------------
 Retail (6.3%)
  Bed Bath & Beyond, Inc.(1)                                                     2,050                119,658
  Best Buy Co., Inc.                                                             2,200                 69,102
  Home Depot, Inc.                                                               1,900                 68,818
  Kohl's Corp.                                                                   1,900                 95,019
                                                                                                -------------
                                                                                                      352,597
                                                                                                -------------
 Semiconductors (7.5%)
  Applied Materials, Inc.                                                        9,000                117,090
  Intel Corp.                                                                    6,800                150,688
  Texas Instruments, Inc.                                                        4,600                151,018
                                                                                                -------------
                                                                                                      418,796
                                                                                                -------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2011 (UNAUDITED)

                        Description                                           Shares                Value
-----------------------------------------------------------                 ----------          -------------
COMMON STOCKS (95.7%) (continued)
 Software (1.4%)
  Autodesk, Inc.(1)                                                              2,000          $      77,200
                                                                                                -------------
 Telecommunications (3.8%)
  Cisco Systems, Inc.                                                            6,250                 97,563
  Nokia OYJ ADR                                                                  6,850                 43,977
  Telefonos de Mexico, Class L ADR                                               4,200                 69,300
                                                                                                -------------
                                                                                                      210,840
                                                                                                -------------
 Toys/Games/Hobbies (1.6%)
  Mattel, Inc.                                                                   3,150                 86,593
                                                                                                -------------
 Transportation (3.8%)
  Norfolk Southern Corp.                                                         1,600                119,888
  Werner Enterprises, Inc.                                                       3,600                 90,180
                                                                                                -------------
                                                                                                      210,068
                                                                                                -------------

   Total common stocks (cost: $5,020,572)                                                           5,328,516
                                                                                                -------------
MONEY MARKET MUTUAL FUND (2.7%)
  BlackRock Liquidity TempFund Portfolio, 0.08%                                150,000                150,000
                                                                                                -------------

   Total money market mutual fund (cost: $150,000)                                                    150,000
                                                                                                -------------
TOTAL INVESTMENTS (98.4%) (COST: $5,170,572)                                                        5,478,516

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)                                                           86,398
                                                                                                -------------

NET ASSETS (100.0%)                                                                             $   5,564,914
                                                                                                =============

The following abbreviation is used in the portfolio descriptions:

    ADR - American Depositary Receipt

(1) Non-Income producing securities.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2011 (UNAUDITED)

                     Industry                             % of Total Net Assets
---------------------------------------------------       ---------------------
Oil & Gas                                                        10.5%
Miscellaneous Manufacturing                                       9.6
Healthcare Products                                               7.6
Semiconductors                                                    7.5
Banks                                                             7.3
Retail                                                            6.3
Aerospace & Defense                                               3.9
Apparel                                                           3.8
Telecommunications                                                3.8
Transportation                                                    3.8
Computers                                                         3.3
Beverages                                                         3.0
Pharmaceuticals                                                   2.9
Money Market Mutual Fund                                          2.7
Biotechnology                                                     2.4
Diversified Financial Services                                    2.4
Electronics                                                       2.2
Iron/Steel                                                        2.2
Chemicals                                                         1.9
Insurance                                                         1.9
Food                                                              1.8
Agriculture                                                       1.6
Toys/Games/Hobbies                                                1.6
Software                                                          1.4
Machinery-Diversified                                             1.3
Mining                                                            1.1
Commercial Services                                               0.6
                                                                -----
                                                                 98.4
Other assets in excess of liabilities                             1.6
                                                                -----

NET ASSETS                                                      100.0%
                                                                =====

                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as the Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

    CLASS O AND ADVISOR CLASS SHARES

    The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1 distribution plan.

    FAIR VALUE MEASUREMENTS

    Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

    Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds' own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of June 30, 2011, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors.

    The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

    Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

    Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

    Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

    Mutual Funds - Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

    U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

    Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

    The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's assets carried at fair value:

                                                        Value Portfolio
                                 --------------------------------------------------------------
                                    Level 1         Level 2          Level 3          Total
                                 -------------   -------------    -------------   -------------
Investments in Securities(1)
  Common Stocks                  $ 253,167,628   $           -    $           -   $ 253,167,628
  Commercial Paper                           -       9,138,739                -       9,138,739
  Money Market Mutual Fund           5,650,000               -                -       5,650,000
  Mutual Funds                       9,854,934               -                -       9,854,934
                                 -------------   -------------    -------------   -------------
Total                            $ 268,672,562   $   9,138,739    $           -   $ 277,811,301
                                 =============   =============    =============   =============

    It is the Value Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

    For the period ending June 30, 2011, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                     Money Market Portfolio
                                 --------------------------------------------------------------
                                    Level 1         Level 2          Level 3          Total
                                 -------------   -------------    -------------   -------------
Investments in Securities(1)
  U.S. Government and Agency
    Obligations                  $           -   $  45,495,761    $           -   $  45,495,761
  Commercial Paper                           -     133,705,118                -     133,705,118
  Money Market Mutual Fund           7,900,000               -                -       7,900,000
                                 -------------   -------------    -------------   -------------
Total                            $   7,900,000   $ 179,200,879    $           -   $ 187,100,879
                                 =============   =============    =============   =============

    All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

    It is the Money Market Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    For the period ending June 30, 2011, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                 Investment Grade Bond Portfolio
                                 --------------------------------------------------------------
                                    Level 1         Level 2          Level 3          Total
                                 -------------   -------------    -------------   -------------
Investments in Securities(1)
  U.S. Government and
    Agency Obligations           $           -   $  48,385,707    $           -   $  48,385,707
  Mortgage-Backed and
    Assets-Backed Securities                 -      52,769,440                -      52,769,440
  Municipal Bonds                            -       1,274,260                -       1,274,260
  Corporate Obligations                      -      34,770,546                -      34,770,546
  Commercial Paper                           -       1,999,960                -       1,999,960
  Money Market Mutual Fund           1,550,000               -                -       1,550,000
                                 -------------   -------------    -------------   -------------
Total                            $   1,550,000   $ 139,199,913    $           -   $ 140,749,913
                                 =============   =============    =============   =============

    It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

    For the period ending June 30, 2011, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                     Asset Director Portfolio
                                 --------------------------------------------------------------
                                    Level 1         Level 2          Level 3          Total
                                 -------------   -------------    -------------   -------------
Investments in Securities(1)
  Common Stocks                  $ 201,101,199   $           -    $           -   $ 201,101,199
  U.S. Government and
    Agency Obligations                       -      35,050,424                -      35,050,424
  Mortgage-Backed and
    Assets-Backed Securities                 -      39,187,447                -      39,187,447
  Municipal Bonds                            -         635,183                -         635,183
  Corporate Obligations                      -      28,295,123                -      28,295,123
  Commercial Paper                           -       3,999,940                -       3,999,940
  Money Market Mutual Fund           5,050,000               -                -       5,050,000
  Mutual Funds                      15,745,867               -                -      15,745,867
                                 -------------   -------------    -------------   -------------
Total                            $ 221,897,066   $ 107,168,117    $           -   $ 329,065,183
                                 =============   =============    =============   =============

    It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

    For the period ending June 30, 2011, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                   Socially Responsive Portfolio
                                 --------------------------------------------------------------
                                    Level 1         Level 2          Level 3          Total
                                 -------------   -------------    -------------   -------------
Investments in Securities(1)
  Common Stocks                  $   5,328,516   $           -    $           -   $   5,328,516
  Money Market Mutual Funds            150,000               -                -         150,000
                                 -------------   -------------    -------------   -------------
Total                            $   5,478,516   $           -    $           -   $   5,478,516
                                 =============   =============    =============   =============

    It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

    For the period ending June 30, 2011, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

    (1) Refer to Schedule of Investments for industry classifications.

    MONEY MARKET PORTFOLIO

    The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

    SECURITY TRANSACTIONS

    Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

    INCOME AND EXPENSE

    Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Distribution fees are charged only to Advisor Class shares. Fund expenses are recorded on an accrual basis and are allocated among the Portfolios in one of three ways, based on the expense type. The three methods are allocation based on average net assets, direct portfolio allocation, or equal distribution across all portfolios.

    TAXES

    Each Portfolio intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. Each Portfolio's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

    DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

    For the Money Market Portfolio, dividends from net investment income are declared and paid daily. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  RELATED PARTY TRANSACTIONS

    On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of

    Class O and 175,000 shares of the Advisor Class). As of June 30, 2011, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares are $1,785,183 and $1,756,329, respectively, representing 64% of the portfolio.

    The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                            0.50%
Money Market                     0.40%
Investment Grade Bond            0.50%
Asset Director                   0.50%
Socially Responsive              0.70%

    For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has contractually agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2011, no such expenses have been waived.

    For the Money Market Portfolio, AUL has voluntarily agreed to provide an expense reimbursement to the Portfolio to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the six months ended June 30, 2011, AUL reimbursed the Portfolio $398,076 as a result of this voluntary agreement. AUL will not recoup any of this expense reimbursement.

    For the Socially Responsive Portfolio, AUL has contractually agreed until April 30, 2012, to reduce its fees and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

Year Waived                 Amount Waived                 Final Recoupment Year
-----------                 -------------                 ---------------------
   2009                        $89,171                            2014
   2010                        $85,384                            2015
   2011                        $19,163                            2016

    As of June 30, 2011, $73,175 in waived fees is due from AUL for the applicable portfolios. Other than the Socially Responsive Portfolio, AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2011 were $2,253,210 for all portfolios.

    The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2011 for all portfolios were $224,883.

3.  OTHER SERVICE AGREEMENTS

    The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Huntington Asset Services, Inc. (Huntington) whereby Huntington serves as the fund transfer agent.

    DISTRIBUTION AND SERVICING (12b-1) PLAN

    Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

4.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2011 were:

                                                                          Portfolio
                                          -------------------------------------------------------------------------
                                                                           Investment       Asset        Socially
                                              Value       Money Market     Grade Bond      Director     Responsive
                                          ------------  ----------------  ------------  -------------  ------------
Common Stock:
  Purchases                               $ 13,035,784   $             -  $          -  $   9,860,784  $    496,575
  Proceeds from sales                       14,561,670                 -             -     13,697,500       199,063
Corporate Bonds:
  Purchases                                          -                 -    19,469,563     25,047,420             -
  Proceeds from sales and maturities                 -                 -    34,310,706     21,893,117             -
Government Bonds:
  Purchases                                          -                 -    24,937,655     17,807,388             -
  Proceeds from sales and maturities                 -                 -    18,553,062     11,107,297             -
Municipal Bonds:
  Purchases                                          -                 -             -              -             -
  Proceeds from sales                                -                 -             -              -             -
Preferred Stock:
  Purchases                                          -                 -             -              -             -
  Proceeds from sales                                -                 -     1,049,875        496,563             -

Common stock activity includes mutual fund trades.

5.  AUTHORIZED CAPITAL SHARES

    The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value Portfolio - Class O                                      25,000,000
Value Portfolio - Advisor Class                                12,000,000
Money Market Portfolio - Class O                              400,000,000
Money Market Portfolio - Advisor Class                         80,000,000
Investment Grade Bond Portfolio - Class O                      25,000,000
Investment Grade Bond Portfolio - Advisor Class                12,000,000
Asset Director Portfolio - Class O                             36,000,000
Asset Director Portfolio - Advisor Class                       12,000,000
Socially Responsive Portfolio - Class O                         5,000,000
Socially Responsive Portfolio - Advisor Class                   5,000,000
                                                              -----------
                                                              612,000,000
                                                              ===========

6.  UNREALIZED APPRECIATION (DEPRECIATION)

    Unrealized appreciation (depreciation) for tax purposes at June 30, 2011, is:

                                                                                        Net
                                                                                    Unrealized
                                    Federal        Unrealized      Unrealized      Appreciation/
                                    Tax Cost      Appreciation    Depreciation    (Depreciation)
                                 -------------    ------------   -------------   --------------
Value                            $ 245,415,255    $ 62,480,683   $ (30,084,637)  $   32,396,046
Money Market                       187,100,879               -               -                -
Investment Grade Bond              135,609,251       5,560,569        (419,907)       5,140,662
Asset Director                     294,943,238      55,952,631     (21,830,686)      34,121,945
Socially Responsive                  5,192,966         939,332        (653,782)         285,550

    The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales and the realization for tax purposes of income on certain distressed securities.

7.  SHAREHOLDERS

    Shareholders, shares outstanding and percentage owned at June 30, 2011, are:

                                                        Value Portfolio
                                  -----------------------------------------------------------
                                           Class O                      Advisor Class
                                  ---------------------------   -----------------------------
AUL American Unit Trust              3,223,818          28.1%          365,525          25.3%
AUL Group Retirement
 Annuity Separate Account II         2,933,607          25.5         1,079,100          74.7
AUL Pooled Separate Accounts         2,811,199          24.5                 -             -
AUL American Individual
 Unit Trust                            314,591           2.7                 -             -
AUL American Individual
 Variable Annuity Unit Trust         1,794,977          15.6                 -             -
AUL American Individual
 Variable Life Unit Trust              418,812           3.6                 -             -
                                  ------------  -------------   --------------  -------------
                                    11,497,004         100.0%        1,444,625         100.0%
                                  ============  =============   ==============  =============

                                                    Money Market Portfolio
                                  -----------------------------------------------------------
                                           Class O                      Advisor Class
                                  ---------------------------   -----------------------------
AUL American Unit Trust             28,032,634          18.3%        5,735,605          17.3%
AUL Group Retirement
 Annuity Separate Account II        88,684,618          57.6        27,483,914          82.7
AUL Pooled Separate Accounts           765,823          0 .5                 -             -
AUL American Individual
 Unit Trust                          3,001,393           1.9                 -             -
AUL American Individual
 Variable Annuity Unit Trust        28,684,547          18.6                 -             -
AUL American Individual
 Variable Life Unit Trust            4,781,585           3.1                 -             -
                                  ------------  -------------   --------------  -------------
                                   153,950,600         100.0%       33,219,519         100.0%
                                  ============  =============   ==============  =============

                                                Investment Grade Bond Portfolio
                                  -----------------------------------------------------------
                                           Class O                      Advisor Class
                                  ---------------------------   -----------------------------
AUL American Unit Trust              1,952,440          17.1%          316,124          44.3%
AUL Group Retirement
 Annuity Separate Account II         3,349,873          29.4           397,400          55.7
AUL Pooled Separate Accounts         1,533,707          13.4                 -             -
AUL American Individual
 Unit Trust                            214,324           1.9                 -             -
AUL American Individual
 Variable Annuity Unit Trust         3,861,680          33.8                 -             -
AUL American Individual
 Variable Life Unit Trust              500,823           4.4                 -             -
                                  ------------  -------------   --------------  -------------
                                    11,412,847         100.0%          713,524         100.0%
                                  ============  =============   ==============  =============

                                                  Asset Director Portfolio
                                  -----------------------------------------------------------
                                           Class O                      Advisor Class
                                  ---------------------------   -----------------------------
AUL American Unit Trust              5,193,726          38.3%        1,066,271          23.7%
AUL Group Retirement
 Annuity Separate Account II         5,816,852          43.0         3,426,654          76.3
AUL American Individual
 Unit Trust                            242,355           1.8                 -             -
AUL American Individual
 Variable Annuity Unit Trust         1,835,389          13.6                 -             -
AUL American Individual
 Variable Life Unit Trust              444,855           3.3                 -             -
                                  ------------  -------------   --------------  -------------
                                    13,533,177         100.0%        4,492,925         100.0%
                                  ============  =============   ==============  =============

                                                 Socially Responsive Portfolio
                                  -----------------------------------------------------------
                                           Class O                      Advisor Class
                                  ---------------------------   -----------------------------
AUL                                    185,570          63.8%          182,951          63.4%
AUL American Unit Trust                 61,122          21.0            85,507          29.7
AUL Group Retirement
 Annuity Separate Account II            44,053          15.2            19,862           6.9
                                  ------------  -------------   --------------  -------------
                                       290,745         100.0%          288,320         100.0%
                                  ============  =============   ==============  =============

8.  FEDERAL TAX INFORMATION

    The tax components of dividends paid for the years ending December 31, 2010 and December 31, 2009 were as follows:

                                              Value                     Money Market
                                  ---------------------------   -----------------------------
                                    12/31/10       12/31/09        12/31/10        12/31/09
                                  ------------  -------------   --------------  -------------
Ordinary income                    $ 3,734,626   $  3,828,687     $     13,741   $    246,666
Long-term capital gains                      -              -                -              -

                                     Investment Grade Bond               Asset Director
                                  ---------------------------   -----------------------------
                                    12/31/10       12/31/09        12/31/10         12/31/09
                                  ------------  -------------   --------------  -------------
Ordinary income                    $ 6,946,346  $   7,016,443   $    6,191,228  $   6,504,600
Long-term capital gains                813,791        320,111                -              -

                                      Socially Responsive
                                  --------------------------
                                     12/31/10     12/31/09
                                  ------------  ------------
Ordinary income                   $     45,168  $     28,583
Long-term capital gains                      -             -

    As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                                           Investment                    Socially
                                   Value     Money Market  Grade Bond   Asset Director  Responsive
                               ------------  ------------  -----------  --------------  -----------
Undistributed ordinary income  $        930  $         40  $    78,877  $        1,628  $        15
Undistributed long-term gain              -            62      265,202               -            -

    Undistributed ordinary income amounts include distributions from short-term capital gains.

    For the year ended December 31, 2010, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to the treatment of securities in default and principal paydown adjustments to the components of net assets were as follows:

                                        Accumulated       Accumulated
                                       Undistributed     Undistributed
                                      Net Investment      Net Realized     Paid in
                                       Income (Loss)      Gain (Loss)      Capital
                                      --------------     -------------     -------
Investment Grade Bond Portfolio       $      136,858     $    (136,858)    $     -
Asset Director Portfolio                      89,179           (89,179)          -
Socially Responsive Portfolio                     18                 -         (18)

    For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2010 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2010, the Value Portfolio, Money Market Portfolio and Asset Director Portfolio utilized capital loss carryforwards of $1,454,313, $40 and $3,152,554, respectively, to offset realized gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

                                      Capital Loss
                                      Carryforward        Expiration
                                     -------------       ------------
Value Portfolio                      $  13,410,443           2017
Asset Director Portfolio                 1,684,492           2017
Socially Responsive Portfolio              108,794           2016
Socially Responsive Portfolio              182,856           2017
Socially Responsive Portfolio              136,031           2018

    The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

    Management of the Fund has reviewed all open tax years (2007-2010) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. RISKS AND CONTINGENCIES

    The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities ("MBS"), collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

    U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

    In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

    In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03 "Reconsideration of Effective control for Repurchase Agreements". The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor's ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

    In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                      VALUE PORTFOLIO - CLASS O
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $   0.14        $   0.28      $   0.27      $   0.44      $   0.40      $   0.39
Net gain (loss) on investments                   0.99            2.19          4.03         (9.67)         0.55          2.98
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                1.13            2.47          4.30         (9.23)         0.95          3.37
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -           (0.29)        (0.28)        (0.48)        (0.42)        (0.39)(1)
 Realized gain                                      -               -             -         (0.92)        (1.68)        (1.79)(2)
                                             --------        --------      --------      --------      --------      --------

Net increase (decrease)                          1.13            2.18          4.02        (10.63)        (1.15)         1.19(3)
Net asset value at beginning of period          20.38           18.20         14.18         24.81         25.96         24.77
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $  21.51        $  20.38      $  18.20      $  14.18      $  24.81      $  25.96
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(2)                                  5.6%           13.5%         30.3%        (36.9%)         3.6%         13.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $247,353        $242,837      $230,501      $191,208      $358,686      $386,081

Ratio to average net assets:
 Expenses                                       0.59%(3)        0.60%         0.60%         0.59%         0.58%         0.59%
 Net investment income                          1.31%(3)        1.51%         1.78%         2.12%         1.44%         1.47%

Portfolio turnover rate                            5%             10%           12%           11%           11%           12%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                    VALUE PORTFOLIO - ADVISOR CLASS
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $   0.11        $   0.23      $   0.23      $   0.38      $   0.32      $   0.32
Net gain (loss) on investments                   0.99            2.16          3.99         (9.58)         0.54          2.94
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                1.10            2.39          4.22         (9.20)         0.86          3.26
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -           (0.24)        (0.24)        (0.42)        (0.34)        (0.33)
 Realized gain                                      -               -             -         (0.92)        (1.68)        (1.79)
                                             --------        --------      --------      --------      --------      --------

Net increase (decrease)                          1.10            2.15          3.98        (10.54)        (1.16)         1.14
Net asset value at beginning of period          20.22           18.07         14.09         24.63         25.79         24.65
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $  21.32        $  20.22      $  18.07      $  14.09      $  24.63      $  25.79
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(2)                                  5.4%           13.2%         29.9%        (37.1%)         3.3%         13.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 30,794        $ 28,867      $ 23,148      $ 17,949      $ 29,688      $ 24,222

Ratio to average net assets:
 Expenses                                       0.89%(3)        0.90%         0.90%         0.90%         0.88%         0.88%
 Net investment income                          1.02%(3)        1.22%         1.47%         1.84%         1.15%         1.22%

Portfolio turnover rate                            5%             10%           12%           11%           11%           12%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                   MONEY MARKET PORTFOLIO - CLASS O
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $      -(2)     $      -(2)   $  0.001      $  0.021      $  0.047      $  0.045
Net gain on investments                             -               -             -             -             -             -
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                   -               -         0.001         0.021         0.047         0.045
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -(2)            -(2)     (0.001)       (0.021)       (0.047)       (0.045)

Net increase                                        -               -             -             -             -             -
Net asset value at beginning of period           1.00            1.00          1.00          1.00          1.00          1.00
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(3)                                    -%(4)           -%(4)       0.1%          2.1%          4.8%          4.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $153,951        $162,523      $196,110      $247,550      $201,056      $195,104

Ratio to average net assets:
 Expenses                                       0.14%(5)        0.20%         0.48%         0.49%         0.50%         0.50%
 Expenses before waived fees and
  reimbursed expenses                           0.52%(5)        0.53%         0.52%         0.49%         0.50%         0.50%
 Net investment income                          0.00%(5)        0.01%         0.11%         2.10%         4.70%         4.49%

(1) Net investment income is calculated based on average shares outstanding.

(2) Less than $.0005.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(4) Less than .05%.

(5) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $      -(2)     $      -(2)   $      -(2)   $  0.018      $  0.044      $  0.042
Net gain on investments                             -               -             -             -             -             -
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                   -               -             -         0.018         0.044         0.042
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -(2)            -(2)          -(2)     (0.018)       (0.044)       (0.042)

Net increase                                        -               -             -             -             -             -
Net asset value at beginning of period           1.00            1.00          1.00          1.00          1.00          1.00
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(3)                                    -%(4)           -%(4)         -%(4)       1.9%          4.5%          4.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 33,219        $ 33,869      $ 33,396      $ 41,968      $ 36,655      $ 18,821

Ratio to average net assets:
 Expenses                                       0.14%(5)        0.20%         0.56%         0.79%         0.80%         0.80%
 Expenses before waived fees and
  reimbursed expenses                           0.82%(5)        0.83%         0.81%         0.79%         0.80%         0.80%
 Net investment income                          0.00%(5)        0.01%         0.03%         1.80%         4.38%         4.24%

(1) Net investment income is calculated based on average shares outstanding.

(2) Less than $.0005.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(4) Less than .05%.

(5) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                               INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $   0.21        $   0.46      $   0.53      $   0.56      $   0.54      $   0.53
Net gain (loss) on investments                   0.14            0.36          1.06         (0.68)         0.15         (0.11)
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                0.35            0.82          1.59         (0.12)         0.69          0.42
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -           (0.48)        (0.57)        (0.58)        (0.54)        (0.58)
 Realized gain                                      -           (0.16)        (0.07)            -             -             -
                                             --------        --------      --------      --------      --------      --------

Net increase (decrease)                          0.35            0.18          0.95         (0.70)         0.15         (0.16)
Net asset value at beginning of period          11.32           11.14         10.19         10.89         10.74         10.90
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $  11.67        $  11.32      $  11.14      $  10.19      $  10.89      $  10.74
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(2)                                  3.1%            7.3%         15.5%         (1.0%)         6.4%          3.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $133,200        $138,882      $131,261      $127,495      $131,941      $124,630

Ratio to average net assets:
 Expenses                                       0.64%(3)        0.65%         0.66%         0.64%         0.65%         0.64%
 Net investment income                          3.62%(3)        3.96%         4.83%         5.14%         4.98%         4.86%

Portfolio turnover rate                           32%             51%           58%           20%           61%           67%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                            INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $   0.19        $   0.42      $   0.49      $   0.52      $   0.51      $   0.50
Net gain (loss) on investments                   0.15            0.35          1.05         (0.66)         0.13         (0.11)
                                             --------        --------      --------      --------      --------      --------
 Total from investment operations                0.34            0.77          1.54         (0.14)         0.64          0.39
                                             --------        --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                              -           (0.45)        (0.53)        (0.55)        (0.50)         0.55
 Realized gain                                      -           (0.16)        (0.07)            -             -             -
                                             --------        --------      --------      --------      --------      --------

Net increase (decrease)                          0.34            0.16          0.94         (0.69)         0.14         (0.16)
Net asset value at beginning of period          11.27           11.11         10.17         10.86         10.72         10.88
                                             --------        --------      --------      --------      --------      --------
Net asset value at end of period             $  11.61        $  11.27      $  11.11      $  10.17      $  10.86      $  10.72
                                             ========        ========      ========      ========      ========      ========

TOTAL RETURN(2)                                  3.0%            6.9%         15.2%         (1.2%)         6.1%          3.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $  8,284        $  7,694      $  5,643      $  4,578      $  3,785      $  3,515

Ratio to average net assets:
 Expenses                                       0.94%(3)        0.95%         0.96%         0.94%         0.95%         0.94%
 Net investment income                          3.32%(3)        3.65%         4.51%         4.86%         4.68%         4.58%

Portfolio turnover rate                           32%             51%           58%           20%           61%           67%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                    ASSET DIRECTOR PORTFOLIO - CLASS O
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      -------      ---------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $   0.18        $   0.36     $   0.38       $   0.52      $   0.50      $   0.46
Net gain (loss) on investments                   0.68            1.53         3.01          (5.26)         0.45          1.43
                                             --------        --------     --------       --------      --------      --------
 Total from investment operations                0.86            1.89         3.39          (4.74)         0.95          1.89
                                             --------        --------     --------       --------      --------      --------
Shareholder distributions
 Net investment income                              -           (0.36)       (0.39)         (0.57)        (0.49)        (0.44)
 Realized gain                                      -               -            -          (0.33)        (0.60)        (0.78)
                                             --------        --------     --------       --------      --------      --------

Net increase (decrease)                          0.86            1.53         3.00          (5.64)        (0.14)         0.67
Net asset value at beginning of period          17.46           15.93        12.93          18.57         18.71         18.04
                                             --------        --------     --------       --------      --------      --------
Net asset value at end of period             $  18.32        $  17.46     $  15.93       $  12.93      $  18.57      $  18.71
                                             ========        ========     ========       ========      ========      ========

TOTAL RETURN(2)                                  4.9%           11.8%        26.2%         (25.4%)         5.1%         10.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $247,861        $243,308     $224,272       $190,669      $299,737      $271,853

Ratio to average net assets:
 Expenses                                       0.59%(3)        0.61%        0.61%          0.60%         0.59%         0.60%
 Net investment income                          1.96%(3)        2.17%        2.73%          3.12%         2.52%         2.44%

Portfolio turnover rate                           15%             20%          19%            22%           28%           28%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                         ------------------------------------------------------------------------------------

                                              For the                                For years ended
                                         six months ended    ----------------------------------------------------------------
                                           June 30, 2011     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                            (Unaudited)        2010          2009          2008          2007          2006
                                         ----------------    --------      --------      --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(1)                     $  0.15         $   0.31      $   0.34      $   0.48      $   0.44      $   0.41
Net gain (loss) on investments                  0.68             1.51          2.98         (5.26)         0.45          1.42
                                             -------         --------      --------      --------      --------      --------
 Total from investment operations               0.83             1.82          3.32         (4.78)         0.89          1.83
                                             -------         --------      --------      --------      --------      --------
Shareholder distributions
 Net investment income                             -            (0.31)        (0.35)        (0.52)        (0.44)        (0.39)
 Realized gain                                     -                -             -         (0.33)        (0.60)        (0.78)
                                             -------         --------      --------      --------      --------      --------

Net increase (decrease)                         0.83             1.51          2.97         (5.63)        (0.15)         0.66
Net asset value at beginning of period         17.36            15.85         12.88         18.51         18.66         18.00
                                             -------         --------      --------      --------      --------      --------
Net asset value at end of period             $ 18.19         $  17.36      $  15.85      $  12.88      $  18.51      $  18.66
                                             =======         ========      ========      ========      ========      ========

TOTAL RETURN(2)                                 4.8%            11.5%         25.8%        (25.7%)         4.8%         10.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $81,714         $ 73,473      $ 49,586      $ 35,634      $ 40,979      $ 28,135

Ratio to average net assets:
 Expenses                                      0.89%(3)         0.91%         0.91%         0.90%         0.89%         0.90%
 Net investment income                         1.68%(3)         1.89%         2.42%         2.87%         2.24%         2.16%

Portfolio turnover rate                          15%              20%           19%           22%           28%           28%

(1) Net investment income is calculated based on average shares outstanding.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                               SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                      --------------------------------------------------------------------------------------
                                                                                                                  For the
                                                                                                                  period
                                                                                                                 March 31,
                                           For the                            For years ended                     2006(1)
                                      six months ended      -----------------------------------------------       through
                                        June 30, 2011       Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                         (Unaudited)          2010         2009         2008         2007           2006
                                      ----------------      ----------   ----------   ----------   --------      -----------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(2)                $     0.04          $     0.09   $     0.07   $     0.11   $   0.10      $      0.06
Net gain (loss) on investments                0.37                0.84         1.92        (3.94)      0.26             0.20
                                        ----------          ----------   ----------   ----------   --------      -----------
 Total from investment operations             0.41                0.93         1.99        (3.83)      0.36             0.26
                                        ----------          ----------   ----------   ----------   --------      -----------
Shareholder distributions
 Net investment income                          -                (0.09)       (0.06)       (0.12)     (0.10)           (0.05)
 Realized gain                                  -                    -            -            -      (0.08)               -
                                        ----------          ----------   ----------   ----------   --------      -----------

Net increase (decrease)                       0.41                0.84         1.93        (3.95)      0.18             0.21
Net asset value at beginning of period        9.21                8.37         6.44        10.39      10.21            10.00
                                        ----------          ----------   ----------   ----------   --------      -----------
Net asset value at end of period        $     9.62          $     9.21   $     8.37   $     6.44   $  10.39      $     10.21
                                        ==========          ==========   ==========   ==========   ========      ===========

TOTAL RETURN(3)                               4.4%               11.2%        30.9%       (36.8%)      3.5%             2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)         $    2,796          $    2,638   $    2,296   $    1,642   $  3,272      $     2,561

Ratio to average net assets:
 Expenses                                    0.98%(4)            1.20%        1.20%        1.20%      1.20%            1.20%(4)
 Expenses before waived fees and
  reimbursed expenses                        1.66%(4)            3.01%        3.70%        2.74%      2.71%            4.40%(4)
 Net investment income                       0.89%(4)            1.07%        0.97%        1.30%      0.89%            0.81%(4)

Portfolio turnover rate                         4%                 16%           7%          14%         8%               3%

(1) Commencement of operations.

(2) Net investment income is calculated based on average shares outstanding.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                             SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                        ------------------------------------------------------------------------------------
                                                                                                                  For the
                                                                                                                  period
                                                                                                                 March 31,
                                             For the                          For years ended                     2006(1)
                                        six months ended    -----------------------------------------------       through
                                          June 30, 2011     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,       Dec. 31,
                                           (Unaudited)        2010         2009         2008         2007           2006
                                        ----------------    ----------   ----------   ----------   --------      -----------
PER SHARE OPERATING
 PERFORMANCE:
Net investment income(2)                  $     0.03        $     0.07   $     0.05   $     0.09   $   0.06      $      0.04
Net gain (loss) on investments                  0.36              0.85         1.91        (3.94)      0.26             0.20
                                          ----------        ----------   ----------   ----------   --------      -----------
 Total from investment operations               0.39              0.92         1.96        (3.85)      0.32             0.24
                                          ----------        ----------   ----------   ----------   --------      -----------
Shareholder distributions
 Net investment income                             -             (0.07)       (0.04)       (0.09)     (0.07)           (0.03)
 Realized gain                                     -                 -            -            -      (0.08)               -
                                          ----------        ----------   ----------   ----------   --------      -----------

Net increase (decrease)                         0.39              0.85         1.92        (3.94)      0.17             0.21
Net asset value at beginning of period          9.21              8.36         6.44        10.38      10.21            10.00
                                          ----------        ----------   ----------   ----------   --------      -----------
Net asset value at end of period          $     9.60        $     9.21   $     8.36   $     6.44   $  10.38      $     10.21
                                          ==========        ==========   ==========   ==========   ========      ===========

TOTAL RETURN(3)                                 4.3%             10.9%        30.6%       (37.1%)      3.1%             2.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $    2,769        $    2,512   $    2,227   $    1,427   $  2,274      $     1,832

Ratio to average net assets:
 Expenses                                      1.28%(4)          1.50%        1.50%        1.50%      1.50%            1.50%(4)
 Expenses before waived fees and
  reimbursed expenses                          1.97%(4)          3.32%        3.98%        3.07%      3.02%            4.73%(4)
 Net investment income                         0.59%(4)          0.77%        0.68%        1.06%      0.59%            0.51%(4)

Portfolio turnover rate                           4%               16%           7%          14%         8%               3%

(1) Commencement of operations.

(2) Net investment income is calculated based on average shares outstanding.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (UNAUDITED)

ADVISORY AGREEMENT
At a meeting of the Board of Directors held on February 18, 2011, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor's Chief Compliance Officer has been in the investment management business since 2007. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the renewal of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2012.

PROXY VOTING POLICIES AND PROCEDURES
A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269 (x1241). This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x1241). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

AVAILABILITY OF MONTHLY PORTFOLIO SCHEDULE
The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC on Form N-MFP. Also the schedule of portfolio holdings can be found at www.oneamericafunds.com. The SEC filing is available upon request by calling 1-800-249-6269(x1241) or a copy of the filing can be obtained at the SEC website at www.sec.gov, or the SEC's Public Reference Room in Washington, D.C.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

BOARD MEMBERS OF THE FUND

NAME AND                     CURRENT POSITION         DIRECTOR       PRINCIPAL OCCUPATION(S)        OTHER DIRECTORSHIPS
YEAR OF BIRTH                WITH THE FUND            SINCE          DURING THE PAST 5 YEARS        HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------
WILLIAM R. BROWN(1),         o Chairman of          11/16/2007      o General Counsel &             o Franklin College
1939                           the Board                              Secretary, American
                                                                      United Life Insurance
                                                                      Company(R) (1/1986 until
                                                                      his retirement in 8/2002)

JOSEPH E. DEGROFF(1),        o Director             11/4/2010       o Attorney, Ice Miller, LLP     o None
1953                                                                  (Law Firm) (1975 to
                                                                      present)
INDEPENDENT DIRECTORS
---------------------
GILBERT F. VIETS,            o Chairman of the      9/27/04         o Deputy Commissioner           o St. Vincent
1943                           Audit Committee                        and Chief of Staff,             Hospital,
                               & Lead                                 Indiana Department              Indianapolis
                               Independent                            of Transportation
                               Director                               (12/2006 until his
                                                                      retirement in 11/2008)
                                                                    o State of Indiana Office
                                                                      of Management & Budget
                                                                      (2005-12/2006)

STEPHEN J. HELMICH,          o Director             12/17/04        o President, Cathedral          o None
1949                                                                  High School (1999
                                                                      to present)

JAMES L. ISCH,               o Director             11/12/09        o Chief Operating Officer,      o None
1950                                                                  NCAA (9/2010 to present)
                                                                    o Interim President,
                                                                      NCAA (9/2009 to 9/2010)
                                                                    o Senior Vice President of
                                                                      Administration and CFO,
                                                                      NCAA (1998 to 9/2009)

(1) These individuals are "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

                 MANAGEMENT OF THE FUND (CONTINUED) (UNAUDITED)

OFFICERS OF THE FUND


NAME AND                              CURRENT POSITION                            PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                         WITH THE FUND              OFFICER SINCE    DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
J. SCOTT DAVISON,                     o President                8/15/2008        o Executive Vice President, American United
1964                                                                                Life Insurance Company(R) (03/2011
                                                                                    to present); Chief Financial Officer,
                                                                                    American United Life Insurance Company(R)
                                                                                    (6/2004 to 03/2011)

DANIEL SCHLUGE,                       o Treasurer                2/23/2007        o Controller, American United Life Insurance
1960                                                                                Company(R) (7/2000 to present)

RICHARD M. ELLERY,                    o Secretary                8/24/2007        o Associate General Counsel, American
1971                                                                                United Life Insurance Company(R) (1/2007 to
                                                                                    present); Assistant General Counsel, American
                                                                                    United Life Insurance Company(R)
                                                                                    (5/2004-1/2007)

JEFFREY D. TATUM,                     o Assistant                5/1/2011         o Director, Separate Accounts Administration,
1968                                    Treasurer                                   American United Life Insurance Company(R)
                                                                                    (11/2010 to present); Manager, Separate
                                                                                    Accounts Administration, American
                                                                                    United Life Insurance Company(R)
                                                                                    (10/2007 to 11/2010); Manager, Corporate
                                                                                    Accounting, American United Life Insurance
                                                                                    Company(R) (08/1998 to 10/2007)

STEPHEN L. DUE,                       o Assistant                11/4/2010        o Assistant General Counsel, American United
1977                                    Secretary                                   Life Insurance Company(R) (6/2007 to present);
                                                                                    Attorney, Bingham McHale (9/2002 to 6/2007)

SUE UHL,                              o Anti-Money               5/18/2007        o Assistant General Counsel, American United
1958                                    Laundering                                  Life Insurance Company(R) (2007-present);
                                        Officer                                     Deputy Commissioner of Health,
                                                                                    State of Indiana (02/2005-11/2006)

Due to their current employment with AUL, the investment advisor to the Fund, Mr. Davison, Mr. Schluge, Mr. Ellery, Mr. Tatum, Mr. Due, and Ms. Uhl may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act.

                      (This Page Intentionally Left Blank)

  [LOGO OF ONEAMERICA]
  ONEAMERICA(R)
  FUNDS, INC.

--------------------------------------

OneAmerica(R) Funds, Inc.
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
(317) 285-1111
www.oneamericafunds.com

--------------------------------------

(C) 2011 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                               P-13959   6/30/11

ITEM 2.  CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable with semi annual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) are attached hereto.

                      ONEAMERICA
[LOGO OF ONEAMERICA]  FUNDS, INC.
    ONEAMERICA(R)
                      One American Square, P.O. Box 368
                      Indianapolis, IN 46206-0368           Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ J. Scott Davison
                         -------------------------------------------------------
                                    J. Scott Davison, President

Date 9-1-11
     -------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ J. Scott Davison
                         -------------------------------------------------------
                                    J. Scott Davison, President

Date 9-1-11
     -------

By (Signature and Title)*           /s/ Daniel Schluge
                         -------------------------------------------------------
                                    Daniel Schluge, Treasurer

Date 8-31-11
     --------
* Print the name and title of each signing officer under his or her signature.